UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-07507

DWS Investments VIT Funds

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS Small Cap Index VIP

	Shares	Value ($)

Common Stocks 97.9%
Consumer Discretionary 15.3%
Auto Components 0.8%
Aftermarket Technology Corp.*	10,200	181,152
American Axle & Manufacturing Holdings, Inc.	19,500	325,455
ArvinMeritor, Inc.	32,400	461,376
Bandag, Inc.	4,200	172,368
Cooper Tire & Rubber Co. (a)	31,500	316,890
Drew Industries, Inc.*	7,100	179,346
Fuel Systems Solutions, Inc.*	6,250	79,500
GenTek, Inc.*	5,600	154,616
Lear Corp. (a)	27,100	560,970
LKQ Corp.*	16,800	369,096
Modine Manufacturing Co.	16,306	396,725
Noble International Ltd.	4,550	56,921
Quantum Fuel Systems Technologies Worldwide, Inc.* (a)	24,400	48,312
Raser Technologies, Inc.* (a)	6,500	36,140
Sauer-Danfoss, Inc.	3,188	76,448
Superior Industries International, Inc. (a)	11,300	189,727
Tenneco, Inc.*	18,600	435,054
Visteon Corp.*	50,700	413,205

		4,453,301
Automobiles 0.1%
Fleetwood Enterprises, Inc.*	23,177	155,981
Monaco Coach Corp.	12,975	144,541
Winnebago Industries, Inc. (a)	12,294	385,786

		686,308
Distributors 0.2%
Audiovox Corp. "A"*	8,100	112,752
Building Materials Holding Corp. (a)	13,700	356,474
Core-Mark Holding Co., Inc.*	3,400	106,556
DXP Enterprises, Inc.* (a)	1,700	39,763
Keystone Automotive Industries, Inc.*	8,500	323,170
Source Interlink Companies, Inc.* (a)	18,700	177,650

		1,116,365
Diversified Consumer Services 1.1%
Alderwoods Group, Inc.*	20,200	400,566
Bright Horizons Family Solutions, Inc.*	13,200	550,836
Coinmach Service Corp. "A"	8,000	79,440
Corinthian Colleges, Inc.*	39,900	431,319
DeVry, Inc.*	24,700	525,369
Educate, Inc.*	4,851	38,759
Home Solutions of America, Inc.* (a)	19,900	109,052
INVESTools, Inc.*	16,600	176,458

Jackson Hewitt Tax Service, Inc.	14,000	420,140
Matthews International Corp. "A"	14,100	519,021
Pre-Paid Legal Services, Inc. (a)	3,578	141,939
Regis Corp.	21,000	752,850
Sotheby's Holdings, Inc. "A"	24,183	779,660
Stewart Enterprises, Inc. "A"	36,600	214,476
Strayer Education, Inc.	6,660	720,679
Universal Technical Institute, Inc.*	9,300	166,377
Vertrue, Inc.*	4,372	171,907

		6,198,848
Hotels Restaurants & Leisure 3.3%
AFC Enterprises, Inc.*	17,100	246,924
Ambassadors Group, Inc.	7,400	209,272
Ambassadors International, Inc.	2,000	63,180
Ameristar Casinos, Inc.	10,900	236,639
Applebee's International, Inc.	35,300	759,303
Aztar Corp.*	14,360	761,224
Bally Technologies, Inc.*	19,800	348,480
Bally Total Fitness Holding Corp.* (a)	16,500	24,915
BJ's Restaurants, Inc.*	4,400	96,844
Bluegreen Corp.*	10,700	122,729
Bob Evans Farms, Inc.	18,142	549,340
Buffalo Wild Wings, Inc.*	4,300	164,475
California Pizza Kitchen, Inc.*	10,800	323,244
CBRL Group, Inc.	11,600	468,988
CEC Entertainment, Inc.*	12,750	401,752
Century Casinos, Inc.*	6,100	60,634
Chipotle Mexican Grill, Inc. "A"* (a)	3,200	158,944
Churchill Downs, Inc.	2,719	114,361
CKE Restaurants, Inc. (a)	28,900	483,208
Cosi, Inc.*	17,000	91,120
Denny's Corp.*	44,100	150,381
Domino's Pizza, Inc.	13,900	356,535
Dover Downs Gaming & Entertainment, Inc.	8,460	102,789
Dover Motorsports, Inc.	3,000	16,260
Gaylord Entertainment Co.*	15,600	684,060
Great Wolf Resorts, Inc.*	13,856	165,718
IHOP Corp.	7,000	324,450
Isle of Capri Casinos, Inc.*	8,111	170,818
Jack in the Box, Inc.*	13,398	699,108
Krispy Kreme Doughnuts, Inc.* (a)	25,100	203,310
Landry's Restaurants, Inc.	6,800	205,020
LIFE TIME FITNESS, Inc.*	14,100	652,689
Lodgian, Inc.*	7,274	96,599
Lone Star Steakhouse & Saloon, Inc.	8,800	244,376
Luby's, Inc.*	10,500	103,635
Magna Entertainment Corp. "A"* (a)	17,400	81,606
Marcus Corp.	7,150	164,236
McCormick & Schmick's Seafood Restaurants, Inc.*	3,735	84,000
Monarch Casino & Resort, Inc.*	5,600	108,584
Morgans Hotel Group Co.*	9,600	120,000
Morton's Restaurant Group, Inc.*	6,200	95,542
MTR Gaming Group, Inc.*	10,700	100,473
Multimedia Games, Inc.* (a)	13,800	125,304
O'Charley's, Inc.*	11,700	221,949

P.F. Chang's China Bistro, Inc.* (a)	9,972	346,128
Papa John's International, Inc.*	10,312	372,366
Pinnacle Entertainment, Inc.*	18,600	523,032
Progressive Gaming International Corp.* (a)	16,272	133,430
RARE Hospitality International, Inc.*	16,975	518,756
Red Robin Gourmet Burgers, Inc.*	6,100	281,271
Riviera Holdings Corp.*	4,900	100,107
Ruby Tuesday, Inc.	22,521	634,867
Ruth's Chris Steak House, Inc.*	8,000	150,560
Ryan's Restaurant Group, Inc.*	20,950	332,476
Shuffle Master, Inc.* (a)	14,425	389,619
Six Flags, Inc.* (a)	36,900	192,987
Sonic Corp.*	35,700	807,177
Speedway Motorsports, Inc.	6,854	249,554
Texas Roadhouse, Inc. "A"*	19,100	234,548
The Steak n Shake Co.*	12,075	203,947
Triarc Companies, Inc. "B"	22,400	338,688
Trump Entertainment Resorts, Inc.*	14,200	240,832
Vail Resorts, Inc.*	14,300	572,286
WMS Industries, Inc.*	10,100	295,021

		17,880,670
Household Durables 1.3%
American Greetings Corp. "A"	20,300	469,336
Avatar Holdings, Inc.* (a)	2,300	135,838
Blyth, Inc.	10,500	255,465
Brookfield Homes Corp. (a)	6,684	188,221
California Coastal Communities, Inc.*	3,160	64,970
Cavco Industries, Inc.*	2,000	63,020
Champion Enterprises, Inc.*	29,100	200,790
CSS Industries, Inc.	1,650	49,038
Directed Electronics, Inc.*	5,300	80,030
Ethan Allen Interiors, Inc.	12,600	436,716
Furniture Brands International, Inc. (a)	18,200	346,528
Hooker Furniture Corp.	3,600	52,776
Hovnanian Enterprises, Inc. "A"*	19,600	575,064
Interface, Inc. "A"*	21,641	278,736
iRobot Corp.* (a)	6,600	132,396
Kimball International, Inc. "B"	12,000	231,600
La-Z-Boy, Inc. (a)	19,600	273,616
Levitt Corp. "A"	9,925	116,718
Lifetime Brands, Inc. (a)	4,200	77,784
M/I Homes, Inc.	6,300	222,705
Meritage Homes Corp.*	8,700	362,007
National Presto Industries, Inc.	1,400	77,378
Orleans Homebuilders, Inc.	1,400	16,422
Palm Harbor Homes, Inc.* (a)	4,450	66,572
Russ Berrie & Co., Inc.*	4,400	67,056
Sealy Corp.	8,500	111,010
Skyline Corp.	1,900	72,599
Stanley Furniture Co., Inc.	6,300	134,253
Tarragon Corp. (a)	5,150	53,612
Technical Olympic USA, Inc.	11,425	112,308
Tempur-Pedic International, Inc.* (a)	18,900	324,513
Tupperware Brands Corp.	23,990	466,845
Universal Electronics, Inc.*	3,941	74,879

WCI Communities, Inc.* (a)	16,000	279,040
Yankee Candle Co., Inc.	17,348	507,776

		6,977,617
Internet & Catalog Retail 0.4%
1-800 FLOWERS.COM, Inc. "A"*	12,600	66,276
Audible, Inc.* (a)	11,800	85,668
Blue Nile, Inc.* (a)	7,400	268,990
dELiA*s, Inc.*	11,091	85,401
drugstore.com, Inc.*	27,200	93,840
FTD Group, Inc.*	7,610	117,574
Gaiam, Inc. "A"*	8,100	104,571
GSI Commerce, Inc.*	14,600	216,664
Netflix, Inc.* (a)	15,200	346,256
Overstock.com, Inc.* (a)	6,000	105,180
PetMed Express, Inc.*	10,600	110,664
Priceline.com, Inc.* (a)	10,616	390,563
Stamps.com, Inc.*	9,200	175,352
Systemax, Inc.*	2,700	43,254
ValueVision Media, Inc. "A"*	11,000	127,490

		2,337,743
Leisure Equipment & Products 0.6%
Arctic Cat, Inc.	6,200	102,920
Callaway Golf Co.	28,700	376,257
JAKKS Pacific, Inc.*	13,500	240,705
K2, Inc.*	16,800	197,064
Leapfrog Enterprises, Inc.* (a)	12,000	95,160
Marine Products Corp.	4,550	44,226
MarineMax, Inc.*	8,600	218,870
Marvel Entertainment, Inc.*	17,700	427,278
Nautilus, Inc. (a)	14,675	201,781
Oakley, Inc.	8,488	144,721
Polaris Industries, Inc.	16,100	662,515
RC2 Corp.*	10,419	349,349
Smith & Wesson Holding Corp.*	13,900	192,932
Steinway Musical Instruments, Inc.*	2,100	58,800

		3,312,578
Media 2.0%
ADVO, Inc.	12,450	348,351
Arbitron, Inc.	12,200	451,522
Belo Corp. "A"	40,800	645,048
Carmike Cinemas, Inc. (a)	6,500	111,670
Catalina Marketing Corp.	19,000	522,500
Charter Communications, Inc. "A"* (a)	178,400	271,168
Citadel Broadcasting Corp.	18,900	177,660
CKX, Inc.*	19,100	237,795
Courier Corp.	3,150	116,991
Cox Radio, Inc. "A"*	15,800	242,530
Crown Media Holdings, Inc.* (a)	6,100	27,389
Cumulus Media, Inc. "A"*	21,400	204,584
Emmis Communications Corp. "A"*	14,194	173,876
Entercom Communications Corp.	12,900	325,080
Entravision Communications Corp. "A"*	24,500	182,280
Fisher Communications, Inc.*	2,200	91,410
Gemstar-TV Guide International, Inc.*	93,500	310,420

Gray Television, Inc.	15,200	97,432
Harris Interactive, Inc.*	23,100	140,910
Interactive Data Corp.*	13,000	259,350
Journal Communications, Inc. "A"	15,000	169,050
Journal Register Co.	18,803	106,613
Lakes Entertainment, Inc.*	7,800	75,348
Lee Enterprises, Inc.	17,000	429,080
Lin TV Corp. "A"*	12,100	94,138
Live Nation, Inc.*	27,900	569,718
LodgeNet Entertainment Corp.*	7,854	148,283
Martha Stewart Living Omnimedia, Inc. "A" (a)	10,622	188,647
Media General, Inc. "A"	10,800	407,376
Mediacom Communications Corp. "A"*	28,100	200,072
Morningstar, Inc.*	6,400	236,160
Outdoor Channel Holdings, Inc.*	3,437	37,429
Playboy Enterprises, Inc. "B"*	12,960	121,954
PRIMEDIA, Inc.*	72,300	109,896
ProQuest Co.*	11,900	154,938
Radio One, Inc. "D"*	34,600	216,250
RCN Corp.*	10,400	294,320
Reader's Digest Association, Inc.	43,600	565,056
Salem Communications Corp. "A"	3,018	34,134
Scholastic Corp.*	17,500	545,125
Sinclair Broadcast Group, Inc. "A"	22,218	174,411
Spanish Broadcasting System, Inc. "A"*	16,969	74,155
Sun-Times Media Group, Inc. “A”	33,800	222,404
TiVo, Inc.*	36,300	275,517
Valassis Communications, Inc.*	22,900	404,185
Value Line, Inc.	400	18,644
Westwood One, Inc.	35,800	253,464
World Wrestling Entertainment, Inc.	7,822	128,515

		11,192,848
Multiline Retail 0.4%
99 Cents Only Stores*	17,100	202,293
Big Lots, Inc.*	45,200	895,412
Conn's, Inc.* (a)	3,100	64,697
Freds, Inc.	20,368	257,044
Retail Ventures, Inc.*	9,300	143,313
The Bon-Ton Stores, Inc. (a)	3,800	113,012
Tuesday Morning Corp.	15,500	215,140

		1,890,911
Specialty Retail 3.5%
A.C. Moore Arts & Crafts, Inc.*	9,200	175,076
Aaron Rents, Inc.	18,150	417,087
Aeropostale, Inc.*	21,300	622,599
America's Car-Mart, Inc.* (a)	5,700	93,765
Asbury Automotive Group, Inc.	4,300	88,580
bebe stores, inc.	12,400	307,272
Big 5 Sporting Goods Corp.	10,300	234,840
Blockbuster, Inc. "A"* (a)	83,400	320,256
Books-A-Million, Inc.	8,700	155,295
Borders Group, Inc.	28,100	573,240
Build-A-Bear-Workshop, Inc.* (a)	8,100	184,437
Cabela's, Inc. "A"* (a)	11,300	245,549
Cache, Inc.*	6,750	120,758

Casual Male Retail Group, Inc.*	16,600	227,918
Cato Corp. "A"	15,050	329,745
Charlotte Russe Holding, Inc.*	8,100	223,074
Charming Shoppes, Inc.*	56,500	806,820
Christopher & Banks Corp.	14,075	414,931
Citi Trends, Inc.* (a)	3,700	127,687
Cost Plus, Inc.* (a)	12,001	143,652
CSK Auto Corp.*	17,860	251,826
Deb Shops, Inc.	1,100	28,204
Dress Barn, Inc.*	20,300	442,946
DSW, Inc. "A"* (a)	8,100	255,150
Genesco, Inc.*	8,700	299,889
Group 1 Automotive, Inc.	9,600	479,040
Guess?, Inc.*	7,900	383,387
Guitar Center, Inc.*	12,600	562,968
Gymboree Corp.*	14,200	598,956
Haverty Furniture Companies, Inc.	7,500	119,625
Hibbett Sporting Goods, Inc.*	13,605	356,179
Hot Topic, Inc.*	16,275	181,304
J. Crew Group, Inc.*	9,200	276,644
Jo-Ann Stores, Inc.*	11,202	187,297
Jos. A. Bank Clothiers, Inc.*	9,221	276,261
Lithia Motors, Inc. "A"	7,500	185,400
Men's Wearhouse, Inc.	18,500	688,385
Midas, Inc.*	7,800	161,304
Monro Muffler Brake, Inc.	5,650	192,157
New York & Co., Inc.*	7,923	103,633
Pacific Sunwear of California, Inc.*	29,100	438,828
Payless ShoeSource, Inc.*	26,400	657,360
PETCO Animal Supplies, Inc.*	26,600	761,824
Pier 1 Imports, Inc.	33,100	245,602
Rent-A-Center, Inc.*	31,100	910,919
Restoration Hardware, Inc.* (a)	17,300	149,991
Select Comfort Corp.* (a)	22,800	498,864
Shoe Carnival, Inc.*	4,800	121,056
Sonic Automotive, Inc.	11,100	256,299
Stage Stores, Inc.	13,000	381,420
Stein Mart, Inc.	10,496	159,644
Talbots, Inc.	7,400	201,650
The Buckle, Inc.	3,226	122,394
The Children's Place Retail Stores, Inc.*	8,800	563,464
The Finish Line, Inc. "A"	22,200	280,164
The Pep Boys- Manny, Moe & Jack	20,200	259,570
Tween Brands, Inc.*	13,044	490,454
West Marine, Inc.*	6,200	86,800
Wet Seal, Inc. "A"*	31,500	193,410
Zales Corp.*	18,400	510,416
Zumiez, Inc.*	7,100	191,700

		19,324,965
Textiles, Apparel & Luxury Goods 1.6%
Brown Shoe Co., Inc.	10,650	381,696
Carter's, Inc.*	20,100	530,439
Cherokee, Inc.	3,700	135,457
Columbia Sportswear Co.*	7,200	401,976
Crocs, Inc.* (a)	3,300	112,035

Deckers Outdoor Corp.*	5,500	260,260
Fossil, Inc.*	20,700	445,878
Hartmarx Corp.*	9,700	65,669
Iconix Brand Group, Inc.*	15,200	244,720
K-Swiss, Inc. "A"	12,500	375,750
Kellwood Co.	9,582	276,249
Kenneth Cole Productions, Inc. "A"	5,144	125,359
Maidenform Brands, Inc.*	8,108	156,485
Movado Group, Inc.	9,700	246,574
Oxford Industries, Inc.	5,500	236,005
Perry Ellis International, Inc.*	4,200	129,696
Phillips-Van Heusen Corp.	21,600	902,232
Quicksilver, Inc.*	47,400	575,910
Skechers USA, Inc. "A"*	4,289	100,835
Steven Madden Ltd.	10,200	400,248
Stride Rite Corp.	16,400	228,944
The Warnaco Group, Inc.*	22,100	427,414
Timberland Co. "A"*	19,300	555,261
True Religion Apparel, Inc.* (a)	7,300	154,103
Under Armour, Inc. "A"* (a)	9,800	392,196
UniFirst Corp.	5,000	156,200
Volcom, Inc.*	7,300	164,542
Weyco Group, Inc.	1,500	33,555
Wolverine World Wide, Inc.	22,100	625,651
Xerium Technologies, Inc.	4,967	55,034

		8,896,373
Consumer Staples 3.0%
Beverages 0.1%
Boston Beer Co., Inc. "A"*	3,500	114,975
Coca Cola Bottling Co.	1,600	99,168
Jones Soda Co.*	13,600	121,720
MGP Ingredients, Inc.	5,400	114,858
National Beverage Corp. (a)	4,800	57,168

		507,889
Food & Staples Retailing 0.9%
Arden Group, Inc. "A"	400	46,560
Casey's General Stores, Inc.	21,886	487,401
Central European Distribution Corp.* (a)	12,650	296,137
Great Atlantic & Pacific Tea Co., Inc.	6,568	158,158
Ingles Markets, Inc. "A"	6,600	174,108
Longs Drug Stores Corp.	12,283	565,141
Nash Finch Co.	7,500	176,475
Pantry, Inc.*	9,600	541,152
Pathmark Stores, Inc.*	26,700	265,665
Performance Food Group Co.*	17,000	477,530
Ruddick Corp.	14,600	380,038
Smart & Final, Inc.*	6,800	116,076
Spartan Stores, Inc.	11,600	196,040
The Andersons, Inc.	6,100	208,315
The Topps Co., Inc.	18,296	163,932
United Natural Foods, Inc.*	17,565	544,339
Weis Markets, Inc.	3,800	151,240
Wild Oats Markets, Inc.*	14,089	227,819

		5,176,126

Food Products 1.1%
Alico, Inc.	1,300	76,063
Chiquita Brands International, Inc.	20,500	274,290
Darling International, Inc.*	26,100	109,359
Delta & Pine Land Co.	15,868	642,654
Diamond Foods, Inc.	5,246	75,070
Farmer Brothers Co.	1,700	34,918
Flowers Foods, Inc.	19,637	527,843
Gold Kist, Inc.*	24,700	514,748
Green Mountain Coffee Roasters, Inc.*	2,300	84,640
Hain Celestial Group, Inc.*	15,482	395,720
Imperial Sugar Co.	6,000	186,720
J & J Snack Foods Corp.	4,400	136,840
Lancaster Colony Corp.	11,500	514,740
Lance, Inc.	10,600	233,412
Maui Land & Pineapple Co., Inc.*	1,700	50,439
Peet's Coffee & Tea, Inc.*	6,300	157,563
Pilgrim's Pride Corp.	15,500	423,925
Premium Standard Farms, Inc.	4,077	77,667
Ralcorp Holdings, Inc.*	11,060	533,424
Reddy Ice Holdings, Inc.	5,580	135,036
Sanderson Farms, Inc.	8,450	273,442
Seaboard Corp.	100	120,500
Tootsie Roll Industries, Inc.	12,955	379,711
TreeHouse Foods, Inc.*	11,600	274,340

		6,233,064
Household Products 0.2%
Central Garden & Pet Co.*	10,300	497,078
Spectrum Brands, Inc.* (a)	19,200	162,048
WD-40 Co.	7,000	249,690

		908,816
Personal Products 0.5%
American Oriental Bioengineering, Inc.* (a)	15,400	93,632
Chattem, Inc.*	9,100	319,592
Elizabeth Arden, Inc.*	12,300	198,768
Inter Parfums, Inc.	1,900	36,176
Mannatech, Inc. (a)	7,800	138,216
Medifast, Inc.* (a)	6,300	54,684
NBTY, Inc.*	22,100	646,867
Nu Skin Enterprises, Inc. "A"	21,244	372,195
Parlux Fragrances, Inc.* (a)	9,000	45,810
Playtex Products, Inc.*	19,300	258,620
Prestige Brands Holdings, Inc.*	11,360	126,550
Revlon, Inc. "A"*	74,700	84,411
USANA Health Sciences, Inc.*	5,100	227,409

		2,602,930
Tobacco 0.2%
Alliance One International, Inc.*	33,300	136,530
Universal Corp.	12,868	470,068
Vector Group Ltd.	13,900	225,456

		832,054

Energy 5.1%
Energy Equipment & Services 2.2%
Allis-Chalmers Energy, Inc.*	6,500	95,160
Atwood Oceanics, Inc.*	10,200	458,694
Basic Energy Services, Inc.*	4,100	100,040
Bristow Group, Inc.* (a)	8,600	295,840
Bronco Drilling Co., Inc.*	7,667	134,786
CARBO Ceramics, Inc.	9,000	324,270
Complete Production Services, Inc.*	12,900	254,646
Dawson Geophysical Co.*	5,000	148,500
Dril-Quip, Inc.*	4,100	277,488
Grey Wolf, Inc.*	74,600	498,328
Gulf Island Fabrication, Inc.	7,100	185,239
GulfMark Offshore, Inc.*	8,600	273,824
Hanover Compressor Co.*	40,900	745,198
Hercules Offshore, Inc.*	7,300	226,665
Hornbeck Offshore Services, Inc.*	9,000	301,500
Hydril*	8,400	470,904
Input/Output, Inc.* (a)	26,400	262,152
Lone Star Technologies, Inc.*	11,936	577,464
Lufkin Industries, Inc.	7,000	370,440
Matrix Service Co.* (a)	12,000	157,080
Maverick Tube Corp.*	14,983	971,348
Metretek Technologies, Inc.* (a)	7,200	85,968
NATCO Group, Inc. "A"*	7,500	216,000
Newpark Resources, Inc.*	33,425	178,155
NS Group, Inc.*	8,676	560,036
Oil States International, Inc.*	19,200	528,000
Parker Drilling Co.*	40,200	284,616
PHI, Inc. (Non-Voting)*	4,800	146,256
Pioneer Drilling Co.*	17,900	229,836
RPC, Inc.	9,700	177,704
SulphCo, Inc.* (a)	12,400	77,004
Superior Well Services, Inc.*	3,348	66,290
Trico Marine Services, Inc.*	7,000	236,250
Union Drilling, Inc.*	6,400	70,400
Universal Compression Holdings, Inc.*	13,700	732,265
Veritas DGC, Inc.*	14,100	928,062
W-H Energy Services, Inc.*	12,200	505,934
Warrior Energy Service Corp.*	4,500	115,875

		12,268,217
Oil, Gas & Consumable Fuels 2.9%
Alon USA Energy, Inc.	4,077	120,231
Alpha Natural Resources, Inc.*	19,930	314,097
Arena Resources, Inc.*	4,900	157,388
Atlas America, Inc.*	7,832	334,270
ATP Oil & Gas Corp.* (a)	9,800	362,012
Aurora Oil & Gas Corp.* (a)	23,500	71,910
Aventine Renewable Energy Holdings, Inc.*	12,800	273,792
Berry Petroleum Co. "A"	15,400	433,664
Bill Barrett Corp.*	10,560	259,354
Bois d'Arc Energy, Inc.*	5,005	76,576
Brigham Exploration Co.*	24,300	164,511
Callon Petroleum Co.*	6,400	86,784
Carrizo Oil & Gas, Inc.*	10,500	270,795
Clayton Williams Energy, Inc.*	2,800	84,840

Comstock Resources, Inc.*	16,324	443,197
Crosstex Energy, Inc.	4,300	385,151
Delek US Holdings, Inc.*	2,400	44,400
Delta Petroleum Corp.* (a)	25,300	569,756
Edge Petroleum Corp.*	9,600	158,112
Encore Aquisition Co.*	23,500	571,990
Energy Partners Ltd.* (a)	14,400	354,960
Evergreen Energy, Inc.* (a)	28,200	301,740
EXCO Resources, Inc.*	18,400	228,344
Exploration Co. of Delaware*	15,600	149,292
Gasco Energy, Inc.* (a)	26,100	70,470
GeoGlobal Resources, Inc.* (a)	14,500	84,970
Geomet, Inc.*	4,300	40,420
Giant Industries, Inc.*	6,200	503,440
GMX Resources, Inc.* (a)	4,500	141,255
Goodrich Petroleum Corp.*	7,100	213,852
Gulfport Energy Corp.*	3,100	35,929
Harvest Natural Resources, Inc.*	15,400	159,390
Helix Energy Solutions Group, Inc.*	520	17,368
Houston Exploration Co.*	11,200	617,680
International Coal Group, Inc.* (a)	43,300	182,726
James River Coal Co.* (a)	8,500	89,675
Mariner Energy, Inc.*	28,260	519,136
Maritrans, Inc.	6,300	230,580
MarkWest Hydrocarbon, Inc.	1,300	36,400
McMoRan Exploration Co.* (a)	11,200	198,688
Meridian Resource Corp.*	27,800	85,068
NGP Capital Resources Co.	6,300	91,917
Pacific Ethanol, Inc.* (a)	9,110	127,904
Parallel Petroleum Corp.*	16,500	330,990
Penn Virginia Corp.	8,200	519,962
Petrohawk Energy Corp.*	60,275	625,654
Petroleum Development Corp.*	8,078	322,231
PetroQuest Energy, Inc.*	18,100	188,783
Quest Resource Corp.*	11,300	100,344
Rentech, Inc.* (a)	52,900	244,927
Rosetta Resources, Inc.* (a)	22,152	380,350
Stone Energy Corp.*	10,379	420,142
Swift Energy Co.*	11,120	465,038
Syntroleum Corp.* (a)	17,400	83,346
Toreador Resources Corp.* (a)	5,800	106,836
Transmeridian Exploration, Inc.* (a)	25,600	101,120
USEC, Inc.	33,233	320,366
VAALCO Energy, Inc.*	28,200	202,476
VeraSun Energy Corp.*	7,700	123,585
Warren Resources, Inc.*	25,200	306,936
Western Refining, Inc.	10,100	234,724
Westmoreland Coal Co.*	1,900	37,373
Whiting Petroleum Corp.*	14,200	569,420
World Fuel Services Corp.	10,700	432,815

		15,781,452
Financials 22.5%
Capital Markets 1.3%
Apollo Investment Corp.	39,823	816,770

Ares Capital Corp.	20,700	360,594
Calamos Asset Management, Inc. "A"	11,300	331,316
Capital Southwest Corp.	800	95,320
Cohen & Steers, Inc.	3,900	126,204
GAMCO Investors, Inc. "A"	3,200	121,792
GFI Group, Inc.*	5,940	328,422
Gladstone Capital Corp. (a)	5,000	110,050
Greenhill & Co., Inc. (a)	6,700	449,034
Harris & Harris Group, Inc.* (a)	10,100	124,028
Knight Capital Group, Inc. "A"*	44,900	817,180
LaBranche & Co., Inc.* (a)	19,600	203,252
MarketAxess Holdings, Inc.* (a)	10,000	104,700
MCG Capital Corp.	26,600	434,378
MVC Capital, Inc.	5,400	69,984
optionsXpress Holdings, Inc.	9,510	265,139
Penson Worldwide, Inc.*	1,700	30,515
Piper Jaffray Companies, Inc.*	8,000	484,960
Sanders Morris Harris Group, Inc.	3,000	37,530
Stifel Financial Corp.*	4,000	126,960
SWS Group, Inc.	5,611	139,658
Thomas Weisel Partners Group, Inc.*	5,200	83,460
TradeStation Group, Inc.*	13,400	201,938
Waddell & Reed Financial, Inc. "A"	39,700	982,575

		6,845,759
Commercial Banks 7.6%
Alabama National BanCorp.	6,600	450,450
AMCORE Financial, Inc.	8,613	260,888
AmericanWest Bancorp.	2,890	61,413
Ameris Bancorp	4,160	113,194
Arrow Financial Corp.	3,701	93,852
BancFirst Corp.	1,600	74,752
BancTrust Financial Group, Inc.	2,300	64,147
Bank of Granite Corp.	4,390	76,957
Bank of the Ozarks, Inc.	5,100	172,737
BankFinancial Corp.	7,700	134,673
Banner Corp.	4,000	164,160
Boston Private Financial Holdings, Inc.	17,656	492,249
Cadence Financial Corp.	3,833	77,695
Camden National Corp.	2,900	116,580
Capital City Bank Group, Inc. (a)	4,043	125,737
Capital Corp. of the West	4,020	124,700
Capitol Bancorp., Ltd.	4,500	200,250
Cardinal Financial Corp.	11,600	127,136
Cascade Bancorp. (a)	10,900	409,295
Cathay General Bancorp.	24,236	874,920
Centennial Bank Holdings, Inc.*	22,100	213,928
Center Financial Corp.	5,700	135,546
Centerstate Banks of Florida, Inc.	1,900	38,190
Central Pacific Financial Corp.	15,212	556,455
Chemical Financial Corp.	10,344	307,010
Chittenden Corp.	23,326	669,223
Citizens Banking Corp. (a)	21,800	572,468
City Holding Co.	7,200	287,064
CoBiz, Inc.	4,400	100,584
Columbia Bancorp.- Oregon	2,700	66,393

Columbia Banking System, Inc.	6,218	199,038
Community Bancorp.*	3,000	91,530
Community Bancorp., Inc.	2,700	110,376
Community Bank System, Inc.	14,500	321,320
Community Banks, Inc.	7,540	202,072
Community Trust Bancorp., Inc.	4,729	178,047
CVB Financial Corp.	23,622	348,897
Enterprise Financial Services Corp.	3,141	96,931
Farmers Capital Bank Corp.	1,500	50,805
First BanCorp. Puerto Rico (a)	32,200	356,132
First BanCorp.-North Carolina	4,050	82,539
First Charter Corp.	12,900	310,374
First Commonwealth Financial Corp.	33,682	438,876
First Community Bancorp.	9,800	548,310
First Community Bancshares, Inc.	3,449	115,093
First Financial Bancorp.	10,442	166,132
First Financial Bankshares, Inc.	6,986	266,516
First Financial Corp.	3,810	121,577
First Indiana Corp.	3,325	86,483
First Merchants Corp.	6,928	163,847
First Midwest Bancorp., Inc.	23,700	897,993
First Regional Bancorp.*	2,235	76,146
First Republic Bank	10,850	461,776
First Source Corp.	4,049	119,526
First South Bancorp, Inc. (a)	3,000	91,770
First State Bancorp.	6,400	166,208
FirstMerit Corp.	38,400	889,728
FLAG Financial Corp.	4,000	100,160
FNB Corp.-Pennsylvania	24,300	404,838
FNB Corp.-Virginia	1,700	61,217
Frontier Financial Corp.	13,931	361,357
GB&T Bancshares, Inc.	5,375	113,144
Glacier Bancorp., Inc.	13,425	458,732
Great Southern Bancorp, Inc.	3,000	84,300
Greater Bay Bancorp.	24,500	691,145
Greene County Bancshares, Inc.	3,344	122,257
Hancock Holding Co.	13,000	696,150
Hanmi Financial Corp.	18,942	371,263
Harleysville National Corp.	10,130	203,613
Heartland Financial USA, Inc.	4,250	109,140
Heritage Commerce Corp.	3,100	71,734
Home Bancshares, Inc.	4,800	105,984
Horizon Financial Corp.	4,300	128,398
IBERIABANK Corp.	4,075	248,575
Independent Bank Corp.-Massachusetts	5,800	188,616
Independent Bank Corp.-Michigan	11,532	280,001
Integra Bank Corp.	7,522	190,156
Interchange Financial Services Corp.	9,250	209,235
International Bancshares Corp.	16,100	477,848
Intervest Bancshares Corp.*	3,600	156,816
Investors Bancorp, Inc.*	25,400	383,286
Irwin Financial Corp.	8,300	162,348
Lakeland Bancorp, Inc.	4,148	59,233
Lakeland Financial Corp.	3,200	75,232
Macatawa Bank Corp.	5,668	129,741

MainSource Financial Group, Inc.	3,675	62,365
MB Financial, Inc.	14,772	544,644
MBT Financial Corp. (a)	3,700	54,908
Mercantile Bank Corp.	3,640	143,962
MetroCorp Bancshares, Inc.	1,350	30,632
Mid-State Bancshares	8,800	240,768
Midwest Banc Holdings, Inc.	7,700	188,034
Nara Bancorp, Inc.	12,400	226,796
National Penn Bancshares, Inc.	17,337	340,151
NBT Bancorp, Inc.	13,897	323,244
Northern Empire Bancshares* (a)	2,390	66,968
Old National Bancorp.	30,402	580,678
Old Second Bancorp, Inc.	3,898	116,784
Omega Financial Corp.	4,100	123,287
Oriental Financial Group, Inc.	7,442	88,709
Pacific Capital Bancorp.	22,944	618,800
Park National Corp. (a)	5,050	505,454
Peoples Bancorp, Inc.	5,395	157,696
Pinnacle Financial Partners, Inc.*	5,000	179,000
Placer Sierra Bancshares	7,900	175,459
Preferred Bank, Los Angeles	2,900	173,913
PremierWest Bancorp.	3,881	62,057
PrivateBancorp, Inc.	9,200	420,624
Prosperity Bancshares, Inc.	13,500	459,540
Provident Bankshares Corp.	16,797	622,329
R & G Financial Corp. "B"	14,850	110,632
Renasant Corp.	4,500	126,315
Republic Bancorp., Inc.	38,128	508,246
Republic Bancorp., Inc. "A"	1,844	39,001
Royal Bancshares of Pennsylvania, Inc. "A"	327	8,858
S&T Bancorp, Inc.	9,060	294,450
S.Y. Bancorp, Inc.	3,360	99,691
Sandy Spring Bancorp., Inc.	6,600	233,376
Santander BanCorp.	1,284	24,255
SCBT Financial Corp.	2,184	81,682
Seacoast Banking Corp. of Florida	4,360	131,672
Security Bank Corp.	4,200	94,962
Shore Bancshares, Inc.	2,200	63,250
Sierra Bancorp.	900	28,125
Signature Bank*	14,700	454,671
Simmons First National Corp. "A"	4,100	118,941
Smithtown Bancorp, Inc.	1,700	45,883
Southside Bancshares, Inc.	2,177	58,104
Southwest Bancorp., Inc.	5,700	147,174
State National Bancshares, Inc.	4,616	175,362
Sterling Bancorp.	9,618	189,090
Sterling Bancshares, Inc.	24,025	486,506
Sterling Financial Corp.	15,588	505,519
Sterling Financial Corp.-Pennsylvania	11,428	251,302
Suffolk Bancorp.	2,900	92,568
Summit Bancshares, Inc.	6,467	181,852
Sun Bancorp, Inc.*	4,943	93,077
Superior Bancorp.*	5,800	66,700
Susquehanna Bancshares, Inc.	24,147	590,153
SVB Financial Group*	17,000	758,880

Taylor Capital Group, Inc.	2,000	59,100
Texas Capital Bancshares, Inc.*	11,200	209,664
Texas Regional Bancshares, Inc. "A"	21,876	841,132
Texas United Bancshares, Inc.	5,600	184,744
The Bancorp, Inc.*	4,284	109,199
Tompkins Trustco, Inc.	2,610	118,624
TriCo Bancshares	4,600	113,850
Trustmark Corp.	23,000	722,890
U. S. B Holding Co., Inc.	3,803	83,894
UCBH Holdings, Inc.	44,900	783,954
UMB Financial Corp.	14,684	536,994
Umpqua Holdings Corp.	27,393	783,440
Union Bankshares Corp.	2,600	115,232
United Bankshares, Inc.	16,800	625,296
United Community Banks, Inc.	12,100	363,605
United Securities Bancshares (a)	1,700	38,318
Univest Corp. of Pennsylvania	3,150	91,004
Vineyard National Bancorp. Co.	4,830	125,387
Virginia Commerce Bancorp, Inc.* (a)	6,196	137,551
Virginia Financial Group, Inc.	2,550	70,023
Washington Trust Bancorp, Inc.	3,700	98,087
WesBanco, Inc.	7,700	224,994
West Bancorp., Inc. (a)	5,045	86,320
West Coast Bancorp.	6,200	189,348
Westamerica Bancorp.	15,300	772,803
Western Alliance Bancorp.*	4,039	132,883
Wilshire Bancorp, Inc.	8,500	161,840
Wintrust Financial Corp.	12,550	629,382
Yardville National Bancorp.	4,500	160,470

		41,902,334
Consumer Finance 0.6%
ACE Cash Express, Inc.*	6,800	203,252
Advance America Cash Advance Centers, Inc.	25,650	369,873
Advanta Corp. "B"	8,900	328,410
ASTA Funding, Inc.	6,100	228,689
Cash America International, Inc.	11,200	437,696
CompuCredit Corp.*	10,093	304,910
Credit Acceptance Corp.*	3,200	94,976
Dollar Financial Corp.*	6,000	130,920
EZCORP, Inc. "A"*	5,800	224,344
First Cash Financial Services, Inc.*	14,600	300,614
QC Holdings, Inc.*	1,332	15,891
Rewards Network, Inc.*	10,589	51,568
United PanAm Financial Corp.*	3,400	52,632
World Acceptance Corp.*	9,200	404,616

		3,148,391
Diversified Financial Services 0.3%
Asset Acceptance Capital Corp.*	7,334	119,177
Compass Diversified Trust	3,300	50,490
Financial Federal Corp.	9,750	261,300
International Securities Exchange, Inc.	14,800	693,972
Marlin Business Services Corp.*	3,540	73,986
Medallion Financial Corp.	4,300	47,429
PICOHoldings, Inc.*	2,600	84,630
Portfolio Recovery Associates, Inc.* (a)	8,000	350,960

Resource America, Inc.	6,400	133,120

		1,815,064
Insurance 2.6%
21st Century Insurance Group	10,400	155,480
Affirmative Insurance Holdings, Inc.	5,100	74,715
Alfa Corp.	12,100	208,967
American Equity Investment Life Holding Co.	28,272	346,897
American Physicians Capital, Inc.*	3,600	174,168
Argonaut Group, Inc.*	13,900	431,317
Baldwin & Lyons, Inc.	2,725	65,999
Bristol West Holdings, Inc.	5,500	80,025
Clark, Inc.	7,300	82,271
CNA Surety Corp.*	4,150	83,830
Commerce Group, Inc.	23,500	706,175
Crawford & Co. "B"	5,900	40,061
Delphi Financial Group, Inc. "A"	19,231	766,932
Direct General Corp.	7,100	95,566
Donegal Group, Inc. "A"	3,666	74,127
EMC Insurance Group, Inc.	1,400	40,376
Enstar Group, Inc.* (a)	1,100	105,094
FBL Financial Group, Inc.	4,816	161,192
First Acceptance Corp.*	4,505	51,762
FPIC Insurance Group, Inc.*	4,700	186,167
Great American Financial Resources, Inc.	3,304	69,153
Harleysville Group, Inc.	6,800	237,932
Hilb, Rogal & Hobbs Co.	16,400	699,460
Horace Mann Educators Corp.	16,868	324,372
Independence Holding Co.	640	13,926
Infinity Property & Casualty Corp.	8,800	361,944
James River Group, Inc.*	2,620	76,897
Kansas City Life Insurance Co.	1,100	50,094
LandAmerica Financial Group, Inc.	6,600	434,214
Meadowbrook Insurance Group, Inc.*	14,900	167,774
National Financial Partners Corp.	15,900	652,377
National Interstate Corp.	4,769	117,317
National Western Life Insurance Co. "A"	700	160,923
Navigators Group, Inc.*	5,600	268,856
NYMAGIC, Inc.	1,400	44,380
Odyssey Re Holdings Corp. (a)	5,002	168,968
Ohio Casualty Corp.	29,542	764,252
Phoenix Companies, Inc.	47,400	663,600
PMA Capital Corp. "A"*	14,700	129,654
Presidential Life Corp.	9,200	205,804
ProAssurance Corp.*	13,127	646,899
RLI Corp.	10,000	507,900
Safety Insurance Group, Inc.	7,400	360,084
SCPIE Holdings, Inc.*	3,100	72,974
Seabright Insurance Holdings*	7,912	110,531
Selective Insurance Group, Inc.	12,200	641,842
State Auto Financial Corp.	4,800	146,640
Stewart Information Services Corp.	7,700	267,729
The Midland Co.	3,800	164,616
Tower Group, Inc.	8,400	280,140
U.S.I. Holdings Corp.*	16,700	226,285
United Fire & Casualty Co.	9,300	291,090

Universal American Financial Corp.*	19,300	310,151
Zenith National Insurance Corp.	17,050	680,124

		14,250,023
Real Estate Investment Trusts 7.4%
Aames Investment Corp. (REIT)	23,100	81,312
Acadia Realty Trust (REIT)	10,827	276,089
Agree Realty Corp. (REIT)	4,300	141,255
Alexander's, Inc. (REIT)*	700	217,175
Alexandria Real Estate Equities, Inc. (REIT)	11,300	1,059,940
American Campus Communities, Inc. (REIT)	9,700	247,447
American Financial Realty Trust (REIT)	49,400	551,304
American Home Mortgage Investment Corp. (REIT)	17,035	594,010
Anthracite Capital, Inc. (REIT)	26,600	342,076
Anworth Mortgage Asset Corp. (REIT)	14,100	117,735
Arbor Realty Trust, Inc. (REIT)	6,600	168,696
Ashford Hospitality Trust (REIT)	22,000	262,460
BioMed Realty Trust, Inc. (REIT)	27,700	840,418
Capital Lease Funding, Inc. (REIT)	14,400	159,696
Capital Trust, Inc. "A" (REIT)	3,100	126,263
Cedar Shopping Centers, Inc. (REIT)	9,600	155,232
CentraCore Properties Trust (REIT)	6,300	200,025
Corporate Office Properties Trust (REIT)	14,700	657,972
Cousins Properties, Inc. (REIT)	17,600	602,096
Crescent Real Estate Equities Co. (REIT)	41,300	900,753
Crystal River Capital, Inc.*	3,200	73,216
Deerfield Triarc Capital Corp. (REIT)	17,900	234,669
DiamondRock Hospitality Co. (REIT)	23,100	383,691
Digital Realty Trust, Inc. (REIT)	6,100	191,052
EastGroup Properties, Inc. (REIT)	7,800	388,908
Education Realty Trust, Inc. (REIT)	12,990	191,732
Entertainment Properties Trust (REIT)	12,375	610,335
Equity Inns, Inc. (REIT)	20,400	324,768
Equity Lifestyle Properties, Inc. (REIT)	10,400	475,384
Equity One, Inc. (REIT)	17,850	427,864
Extra Space Storage, Inc. (REIT)	24,400	422,364
FelCor Lodging Trust, Inc. (REIT)	22,731	455,757
Fieldstone Investment Corp. (REIT)	26,800	233,964
First Industrial Realty Trust, Inc. (REIT)	21,500	946,000
First Potomac Realty Trust (REIT)	9,800	296,156
Franklin Street Properties Corp. (REIT)	23,319	463,115
Friedman, Billings, Ramsey Group, Inc. (REIT) "A"	58,500	469,755
Getty Realty Corp. (REIT)	5,200	152,256
Glenborough Realty Trust, Inc. (REIT)	15,351	394,981
Glimcher Realty Trust (REIT)	12,900	319,662
GMH Communities Trust (REIT)	14,200	179,204
Gramercy Capital Corp. (REIT)	5,100	128,571
Healthcare Realty Trust, Inc. (REIT)	23,200	891,112
Heritage Property Investment Trust (REIT)	14,900	543,254
Hersha Hospitality Trust (REIT)	14,300	137,280
Highland Hospitality Corp. (REIT)	21,600	309,528
Highwoods Properties, Inc. (REIT)	27,000	1,004,670
Home Properties, Inc. (REIT)	17,300	988,868
HomeBanc Corp. (REIT)	18,600	114,390
Impac Mortgage Holdings, Inc. (REIT) (a)	28,900	270,793
Inland Real Estate Corp. (REIT)	31,000	543,120

Innkeepers USA Trust (REIT)	15,400	250,866
Investors Real Estate Trust (REIT) (a)	12,800	124,928
Jer Investors Trust, Inc. (REIT)	8,200	140,712
Kite Realty Group Trust (REIT)	8,700	148,248
KKR Financial Corp. (REIT)	30,500	748,470
LaSalle Hotel Properties (REIT)	17,200	745,448
Lexington Corporate Properties Trust (REIT) (a)	26,900	569,742
Longview Fibre Co. (REIT)	27,884	566,603
LTC Properties, Inc. (REIT)	7,400	179,450
Luminent Mortgage Capital, Inc. (REIT)	19,314	198,741
Maguire Properties, Inc. (REIT)	16,400	668,136
Medical Properties Trust, Inc. (REIT)	18,946	253,687
MFA Mortgage Investments, Inc. (REIT)	29,300	218,285
Mid-America Apartment Communities, Inc. (REIT)	11,800	722,396
MortgageIT Holdings, Inc. (REIT)	15,400	216,832
National Health Investors, Inc. (REIT)	9,600	271,968
National Retail Properties, Inc. (REIT)	26,400	570,240
Nationwide Health Properties, Inc. (REIT)	36,700	981,358
Newcastle Investment Corp. (REIT)	21,500	589,315
Newkirk Realty Trust, Inc. (REIT)	6,100	100,528
NorthStar Realty Finance Corp. (REIT)	27,034	343,332
NovaStar Financial, Inc. (REIT) (a)	12,400	361,956
OMEGA Healthcare Investors, Inc. (REIT)	20,500	307,705
Parkway Properties, Inc. (REIT)	9,300	432,357
Pennsylvania Real Estate Investment Trust (REIT)	16,112	685,888
Post Properties, Inc. (REIT)	18,700	888,624
Potlatch Corp.	15,626	579,725
PS Business Parks, Inc. (REIT)	5,900	355,770
RAIT Investment Trust (REIT)	17,100	493,335
Ramco-Gershenson Properties Trust (REIT)	6,900	220,455
Realty Income Corp. (REIT)	39,700	980,987
Redwood Trust, Inc. (REIT)	6,800	342,516
Republic Property Trust (REIT)	7,700	84,854
Saul Centers, Inc. (REIT)	3,500	157,500
Saxon Capital, Inc. (REIT)	23,700	332,748
Senior Housing Properties Trust (REIT)	23,000	490,820
Sizeler Property Investors, Inc. (REIT)	4,000	60,120
Sovran Self Storage, Inc. (REIT)	6,400	355,520
Spirit Finance Corp. (REIT)	32,060	372,217
Strategic Hotels & Resorts, Inc. (REIT)	27,800	552,664
Sun Communities, Inc. (REIT)	6,300	201,348
Sunstone Hotel Investors, Inc. (REIT)	22,100	656,812
Tanger Factory Outlet Centers, Inc. (REIT)	11,500	409,630
The Mills Corp. (REIT)	22,100	369,291
Trustreet Properties, Inc. (REIT) (a)	27,500	344,025
U-Store-It Trust (REIT)	26,300	564,398
Universal Health Realty Income Trust (REIT)	5,800	207,930
Urstadt Biddle Properties "A" (REIT)	5,400	98,118
Washington Real Estate Investment Trust (REIT) (a)	21,800	867,640
Windrose Medical Properties Trust (REIT)	5,500	97,240
Winston Hotels, Inc. (REIT)	9,300	114,576
Winthrop Realty Trust (REIT)	5,900	38,055

		40,902,482
Real Estate Management & Development 0.2%
Affordable Residential Communities (REIT)*	11,374	110,214

Consolidated-Tomoka Land Co.	2,300	147,591
HouseValues, Inc.* (a)	6,200	36,208
Move, Inc.*	44,100	216,531
Tejon Ranch Co.* (a)	3,800	161,234
Trammell Crow Co.*	15,300	558,603

		1,230,381
Thrifts & Mortgage Finance 2.5%
Accredited Home Lenders Holding Co.*	6,800	244,392
Anchor BanCorp Wisconsin, Inc.	10,000	285,600
Bank Mutual Corp.	29,241	354,693
BankAtlantic Bancorp., Inc. "A"	25,100	356,922
BankUnited Financial Corp. "A"	15,700	409,299
Berkshire Hill Bancorp., Inc.	2,300	81,857
Brookline Bancorp, Inc.	29,735	408,856
Charta Financial Corp.	1,400	55,986
CharterMac	18,900	377,244
Citizens First Bancorp., Inc.	2,500	63,650
City Bank	2,974	139,867
Clifton Savings Bancorp, Inc.	2,400	26,928
Coastal Financial Corp.	4,062	51,185
Commercial Capital Bancorp., Inc.	24,589	391,949
Corus Bankshares, Inc. (a)	18,900	422,604
Dime Community Bancshares	13,469	198,398
Doral Financial Corp. (a)	38,800	255,692
Downey Financial Corp.	8,200	545,628
Federal Agricultural Mortgage Corp. "C"	5,300	140,291
Fidelity Bankshares, Inc.	12,300	479,823
First Busey Corp.	4,700	106,737
First Financial Holdings, Inc.	3,900	133,458
First Niagara Financial Group, Inc.	54,079	788,472
First Place Financial Corp.	4,500	101,970
FirstFed Financial Corp.* (a)	8,100	459,432
Flagstar Bancorp., Inc.	18,650	271,358
Flushing Financial Corp.	6,000	105,000
Franklin Bank Corp.*	11,300	224,644
Fremont General Corp.	26,900	376,331
Harbor Florida Bancshares, Inc.	10,801	478,592
ITLA Capital Corp.	2,800	150,528
Kearny Financial Corp.	6,797	103,179
KNBT Bancorp, Inc.	9,300	149,544
MAF Bancorp., Inc.	15,060	621,827
NASB Financial, Inc.	600	23,874
NetBank, Inc.	21,396	129,446
NewAlliance Bancshares, Inc.	44,700	654,855
Northwest Bancorp, Inc.	5,400	137,700
OceanFirst Financial Corp.	3,200	68,640
Ocwen Financial Corp.*	18,900	281,610
Partners Trust Financial Group, Inc.	21,995	235,566
PennFed Financial Services, Inc.	4,200	70,434
PFF Bancorp., Inc.	12,690	470,038
Provident Financial Services, Inc.	31,464	582,399
Provident New York Bancorp.	15,178	207,635
Rockville Financial, Inc.	1,400	20,286
Roma Financial Corp.*	4,300	65,446
TierOne Corp.	8,700	295,191

Triad Guaranty, Inc.*	6,200	317,254
TrustCo Bank Corp.	32,883	356,452
United Community Financial Corp.	12,342	152,053
W Holding Co., Inc.	39,300	232,263
Wauwatosa Holdings, Inc.*	4,420	78,013
Willow Grove Bancorp, Inc.	4,000	62,640
WSFS Financial Corp.	2,400	149,256

		13,952,987
Health Care 11.9%
Biotechnology 2.9%
Acadia Pharmaceuticals, Inc.*	11,591	100,146
ADVENTRX Pharmaceuticals, Inc.* (a)	17,500	47,950
Alexion Pharmaceuticals, Inc.*	13,335	453,123
Alkermes, Inc.*	35,300	559,505
Alnylam Pharmaceuticals, Inc.* (a)	11,800	170,038
Altus Pharmaceuticals, Inc.*	2,000	31,940
Applera Corp.-Celera Genomics Group*	29,200	406,464
Arena Pharmaceuticals, Inc.*	23,500	281,530
ARIAD Pharmaceuticals, Inc.*	30,900	134,724
Array BioPharma, Inc.*	18,100	154,212
AVI BioPharma, Inc.* (a)	20,200	73,326
BioCryst Pharmaceuticals, Inc.* (a)	11,800	147,146
Bioenvision, Inc.*	19,600	107,996
BioMarin Pharmaceutical, Inc.*	38,728	551,099
Cell Genesys, Inc.* (a)	24,100	110,137
Cepheid, Inc.*	20,600	148,732
Coley Pharmaceutical Group, Inc.* (a)	5,613	64,101
Combinatorx, Inc.*	8,100	50,463
Cotherix, Inc.*	9,167	64,719
Cubist Pharmaceuticals, Inc.*	23,957	520,825
CV Therapeutics, Inc.* (a)	18,022	200,765
Cytokinetics, Inc.*	7,700	49,511
deCODE genetics, Inc.*	25,300	139,150
Dendreon Corp.* (a)	35,700	159,579
Digene Corp.*	7,700	332,255
Encysive Pharmaceuticals, Inc.* (a)	28,246	121,458
Enzon Pharmaceuticals, Inc.*	23,300	192,225
Genitope Corp.* (a)	13,200	38,544
Genomic Health, Inc.*	3,441	49,757
Genta, Inc.* (a)	61,400	47,892
Geron Corp.* (a)	24,000	150,480
GTx, Inc.* (a)	2,946	27,221
Hana Biosciences, Inc.* (a)	10,100	69,286
Human Genome Sciences, Inc.* (a)	51,500	594,310
ICOS Corp.*	25,400	636,524
Idenix Pharmaceuticals, Inc.* (a)	11,304	109,649
Incyte Corp.*	40,100	169,623
Indevus Pharmaceuticals, Inc.*	27,800	164,576
InterMune, Inc.* (a)	13,800	226,596
Isis Pharmaceuticals, Inc.*	27,268	195,784
Keryx Biopharmaceuticals, Inc.*	21,400	253,162
Lexicon Genetics, Inc.*	21,622	81,515
Mannkind Corp.* (a)	8,200	155,800
Martek Biosciences Corp.* (a)	14,600	314,046

Maxygen, Inc.*	9,100	75,621
Medarex, Inc.*	55,100	591,774
Metabasis Therapeutics, Inc.*	6,300	35,406
Momenta Pharmaceutical, Inc.* (a)	7,500	101,400
Monogram Biosciences, Inc.*	62,900	96,237
Myogen, Inc.*	16,647	583,977
Myriad Genetics, Inc.*	15,100	372,215
Nabi Biopharmaceuticals* (a)	28,633	165,499
Neurocrine Biosciences, Inc.*	19,400	208,550
Northfield Laboratories, Inc.* (a)	13,900	199,604
Novavax, Inc.* (a)	30,700	116,353
NPS Pharmaceuticals, Inc.*	22,270	84,849
Nuvelo, Inc.*	19,633	358,106
Onyx Pharmaceuticals, Inc.* (a)	19,600	338,884
OSI Pharmaceuticals, Inc.* (a)	23,000	863,190
Panacos Pharmaceuticals, Inc.*	17,800	88,288
Peregrine Pharmaceuticals, Inc.*	92,200	117,094
Pharmion Corp.*	12,300	265,065
Progenics Pharmaceuticals, Inc.*	10,400	243,984
Regeneron Pharmaceuticals, Inc.*	17,200	269,868
Renovis, Inc.* (a)	11,600	159,616
Rigel Pharmaceuticals, Inc.*	12,300	126,321
Sangamo BioSciences, Inc.* (a)	17,100	95,076
Savient Pharmaceuticals, Inc.*	21,489	139,893
Senomyx, Inc.*	11,020	169,377
Sirna Therapeutics, Inc.*	14,400	80,208
Solexa, Inc.*	7,800	68,796
Tanox, Inc.*	10,600	125,292
Telik, Inc.* (a)	25,100	446,529
Trimeris, Inc.*	10,102	88,898
United Therapeutics Corp.*	9,128	479,585
ZymoGenetics, Inc.*	16,400	276,668

		16,090,107
Health Care Equipment & Supplies 3.3%
Abaxis, Inc.*	9,800	229,222
ABIOMED, Inc.* (a)	7,900	116,841
Adeza Biomedical Corp.*	7,000	114,870
Align Technology, Inc.* (a)	22,300	253,774
American Medical Systems Holdings, Inc.*	32,300	595,289
Analogic Corp.	7,000	359,240
AngioDynamics, Inc.*	4,300	89,053
Arrow International, Inc.	8,100	257,661
ArthroCare Corp.*	12,400	581,064
Aspect Medical Systems, Inc.*	7,400	126,318
Biosite, Inc.*	8,115	375,156
Candela Corp.*	10,800	117,828
Cerus Corp.*	9,500	52,725
Conceptus, Inc.*	10,400	183,976
Conmed Corp.*	12,261	258,830
Conor Medsystems, Inc.*	12,750	300,517
Cyberonics, Inc.* (a)	7,951	139,381
Datascope Corp.	4,206	140,775
Dexcom, Inc.*	9,211	102,518
DJO, Inc.*	8,600	357,158
Encore Medical Corp.*	30,700	193,410

ev3, Inc.* (a)	5,153	87,653
Foxhollow Technologies, Inc.* (a)	9,100	311,129
Greatbatch, Inc.*	7,800	176,436
Haemonetics Corp.*	10,100	472,680
HealthTronics, Inc.*	16,000	98,720
Hologic, Inc.*	22,400	974,848
I-Flow Corp.*	10,500	126,210
ICU Medical, Inc.*	6,600	300,168
Immucor, Inc.*	26,093	584,744
Integra LifeSciences Holdings*	8,700	326,076
Intermagnetics General Corp.*	19,206	519,522
IntraLase Corp.*	6,900	135,999
Invacare Corp.	11,500	270,480
Inverness Medical Innovations, Inc.*	10,500	364,980
IRIS International, Inc.*	9,000	103,500
Kensey Nash Corp.*	5,100	149,277
Kyphon, Inc.*	19,900	744,658
LifeCell Corp.*	15,400	496,188
Medical Action Industries, Inc.*	2,600	69,914
Mentor Corp.	13,992	705,057
Meridian Bioscience, Inc.	9,100	213,941
Merit Medical System, Inc.*	13,144	178,496
Natus Medical, Inc.*	8,900	121,485
Neurometrix, Inc.* (a)	6,300	119,763
NuVasive, Inc.*	16,300	327,793
NxStage Medical, Inc.*	2,885	25,301
OraSure Technologies, Inc.*	20,700	166,428
Palomar Medical Technologies, Inc.*	8,100	341,820
PolyMedica Corp.	11,100	475,191
Quidel Corp.*	10,700	151,084
Sirona Dental Systems, Inc.	8,300	273,319
SonoSite, Inc.*	8,128	230,835
Spectranetics Corp.*	12,200	142,740
Stereotaxis, Inc.* (a)	11,050	114,368
STERIS Corp.	26,700	642,402
SurModics, Inc.* (a)	8,200	287,984
Symmetry Medical, Inc.*	12,600	190,134
ThermoGenesis Corp.*	26,500	102,555
Thoratec Corp.*	24,760	386,504
TriPath Imaging, Inc.*	12,900	116,487
Viasys Healthcare, Inc.*	12,100	329,604
Vital Signs, Inc.	2,200	124,542
West Pharmaceutical Services, Inc.	12,272	481,921
Wright Medical Group, Inc.*	13,800	334,650
Young Innovations, Inc.	1,000	35,960
Zoll Medical Corp.*	5,900	211,751

		18,090,903
Health Care Providers & Services 2.3%
Air Methods Corp.*	5,500	129,800
Alliance Imaging, Inc.*	6,400	49,984
Amedisys, Inc.*	7,200	285,624
AMERIGROUP Corp.*	20,600	608,730
AMN Healthcare Services, Inc.*	12,000	285,000
AmSurg Corp.*	15,100	336,126
Apria Healthcare Group, Inc.*	17,900	353,346

Bio-Reference Laboratories, Inc.*	6,400	143,680
Capital Senior Living Corp.*	6,400	59,200
Centene Corp.*	16,400	269,616
Chemed Corp.	10,100	325,826
CorVel Corp.*	2,300	80,684
Cross Country Healthcare, Inc.*	14,400	244,800
Five Star Quality Care, Inc.*	11,300	121,588
Genesis HealthCare Corp.*	9,650	459,630
Gentiva Health Services, Inc.*	12,800	210,432
HealthExtras, Inc.*	10,200	288,762
Healthspring, Inc.*	6,400	123,200
Healthways, Inc.*	15,400	686,840
Horizon Health Corp.*	8,800	134,376
Hythiam, Inc.* (a)	12,400	89,528
inVentiv Health, Inc.*	12,900	413,187
Kindred Healthcare, Inc.*	13,600	404,328
Landauer, Inc.	3,300	167,475
LCA-Vision, Inc.	8,000	330,480
LHC Group, Inc.*	3,349	74,750
Magellan Health Services, Inc.*	16,900	719,940
Matria Healthcare, Inc.*	10,553	293,268
MedCath Corp.*	4,200	126,378
Molina Healthcare, Inc.*	4,300	152,048
MWI Veterinary Supply, Inc.*	1,589	53,279
National Healthcare Corp.	1,800	96,714
Odyssey HealthCare, Inc.*	15,675	222,272
Option Care, Inc.	14,800	198,172
Owens & Minor, Inc.	15,000	493,350
Providence Service Corp.* (a)	7,038	194,178
PSS World Medical, Inc.*	29,663	592,963
Psychiatric Solutions, Inc.*	22,300	760,207
Radiation Therapy Services, Inc.* (a)	4,300	125,689
RehabCare Group, Inc.*	8,100	106,110
Res-Care, Inc.*	10,000	200,900
Sun Healthcare Group, Inc.*	11,100	119,214
Sunrise Senior Living, Inc.*	17,050	509,284
Symbion, Inc.*	6,100	111,996
United Surgical Partners International, Inc.*	20,550	510,256
VistaCare, Inc. "A"*	6,500	67,600

		12,330,810
Health Care Technology 0.5%
Allscripts Healthcare Solutions, Inc.*	21,900	491,655
Computer Programs & Systems, Inc.	5,300	173,681
Dendrite International, Inc.*	14,424	141,067
Eclipsys Corp.*	17,106	306,369
Emageon, Inc.*	11,000	171,490
Merge Technologies, Inc.* (a)	10,900	74,992
Omnicell, Inc.*	13,800	246,882
Per-Se Technologies, Inc.*	16,849	383,820
Phase Forward, Inc.*	12,243	146,181
TriZetto Group, Inc.*	21,200	320,968
Vital Images, Inc.*	6,600	208,428

		2,665,533
Life Sciences Tools & Services 1.2%
Advanced Magnetics, Inc.*	4,300	146,630

Affymetrix, Inc.*	26,600	573,496
Albany Molecular Research, Inc.*	11,000	102,960
Bio-Rad Laboratories, Inc. "A"*	7,100	502,183
Bruker BioSciences Corp.*	11,538	80,881
Cambrex Corp.	10,303	213,375
Dionex Corp.*	8,660	441,141
Diversa Corp.*	10,600	85,012
Enzo Biochem, Inc.* (a)	13,937	169,892
eResearch Technology, Inc.* (a)	22,200	180,042
Exelixis, Inc.*	35,900	312,689
Illumina, Inc.*	16,800	555,072
Kendle International, Inc.*	6,700	214,534
Luminex Corp.*	11,700	213,291
Molecular Devices Corp.*	7,800	144,222
Nektar Therapeutics* (a)	37,000	533,170
PAREXEL International Corp.*	13,260	438,774
Pharmanet Development Group, Inc.*	9,300	180,699
PRA International*	6,900	184,161
Varian, Inc.*	14,628	670,986
Ventana Medical Systems, Inc.*	12,792	522,297

		6,465,507
Pharmaceuticals 1.7%
Adams Respiratory Therapeutics, Inc.*	13,700	501,283
Adolor Corp.*	20,900	289,883
Akorn, Inc.*	14,600	52,706
Alpharma, Inc. "A"	16,190	378,684
Andrx Corp.*	29,200	713,356
AtheroGenics, Inc.* (a)	19,100	251,547
Auxilium Pharmaceuticals, Inc.*	6,700	67,804
AVANIR Pharmaceuticals "A"* (a)	15,100	104,492
Bentley Pharmaceuticals, Inc.* (a)	8,600	103,200
Bradley Pharmaceuticals, Inc.*	7,200	114,624
Caraco Pharmaceutical Laboratories Ltd.*	1,500	15,240
CNS, Inc.	6,400	180,672
Connetics Corp.*	17,211	187,600
Cypress Bioscience, Inc.*	17,600	128,480
DepoMed, Inc.* (a)	17,800	72,624
Durect Corp.*	20,000	82,000
Emisphere Technologies, Inc.* (a)	13,500	114,075
Hi-Tech Pharmacal Co., Inc.*	4,150	52,456
K-V Pharmaceutical Co. "A"*	17,350	411,195
Medicines Co.*	19,300	435,408
Medicis Pharmaceutical Corp. "A"	21,500	695,525
MGI Pharma, Inc.*	30,700	528,347
Nastech Pharmaceutical Co., Inc.* (a)	11,000	167,860
New River Pharmaceuticals, Inc.* (a)	6,600	169,818
Noven Pharmaceuticals, Inc.*	12,100	291,852
Pain Therapeutics, Inc.* (a)	16,200	139,644
Par Pharmaceutical Companies, Inc.*	13,100	238,944
Penwest Pharmaceuticals Co.* (a)	11,200	186,480
Perrigo Co.	36,298	615,977
POZEN, Inc.*	15,400	198,044
Salix Pharmaceuticals Ltd.*	22,250	301,710
Santarus, Inc.* (a)	21,200	157,304
Sciele Pharma, Inc.*	14,000	263,760

Somaxon Pharmaceuticals, Inc.*	1,400	17,234
SuperGen, Inc.* (a)	27,283	127,139
Valeant Pharmaceuticals International	36,900	729,882
ViroPharma, Inc.*	26,200	318,854
Xenoport, Inc.*	6,620	134,849

		9,540,552
Industrials 13.4%
Aerospace & Defense 1.3%
AAR Corp.*	13,650	325,416
Argon ST, Inc.*	4,283	102,664
BE Aerospace, Inc.*	34,800	733,932
Ceradyne, Inc.*	10,475	430,418
Cubic Corp.	5,400	105,732
Curtiss-Wright Corp.	21,000	637,350
DynCorp International, Inc. "A"*	8,200	103,238
EDO Corp.	5,800	132,704
Essex Corp.*	9,000	156,600
Esterline Technologies Corp.*	9,500	320,720
GenCorp, Inc.*	27,183	349,030
HEICO Corp.	10,500	360,150
Herley Industries, Inc.*	11,800	146,084
Hexcel Corp.* (a)	36,100	510,815
Innovative Solutions & Support, Inc.*	6,250	90,813
Ionatron, Inc.* (a)	14,729	70,846
K&F Industries Holdings, Inc.*	6,036	113,356
Ladish Co., Inc.*	6,900	199,272
Moog, Inc. "A"*	13,875	480,907
MTC Technologies, Inc.*	2,900	69,716
Orbital Sciences Corp.*	20,760	389,665
Taser International, Inc.* (a)	25,700	196,862
Teledyne Technologies, Inc.*	14,922	590,911
Triumph Group, Inc.	5,800	245,630
United Industrial Corp.	4,800	256,800

		7,119,631
Air Freight & Logistics 0.4%
ABX Air, Inc.*	27,400	153,988
Atlas Air Worldwide Holdings, Inc.*	7,517	327,140
Dynamex, Inc.*	3,080	63,910
EGL, Inc.*	12,080	440,195
Forward Air Corp.	13,737	454,557
Hub Group, Inc. "A"*	14,900	339,422
Pacer International, Inc.	17,500	485,800

		2,265,012
Airlines 0.5%
Airtran Holdings, Inc.*	35,400	351,168
Alaska Air Group, Inc.*	15,900	604,836
ExpressJet Holdings, Inc.*	24,900	164,589
Frontier Airlines Holdings, Inc.*	20,529	169,364
JetBlue Airways Corp.*	69,600	645,192
Mesa Air Group, Inc.*	20,000	155,200
Republic Airways Holdings, Inc.*	11,879	184,362
SkyWest, Inc.	29,600	725,792

		3,000,503

Building Products 0.6%
AAON, Inc.	3,200	72,992
American Woodmark Corp. (a)	6,500	218,985
Ameron International Corp.	3,100	205,964
Apogee Enterprises, Inc.	13,700	208,377
Builders FirstSource, Inc.*	8,500	129,455
ElkCorp.	10,560	286,704
Goodman Global, Inc.*	7,900	105,465
Griffon Corp.*	10,770	257,080
Insteel Industries, Inc.	7,000	139,090
Jacuzzi Brands, Inc.*	28,514	284,855
NCI Building Systems, Inc.*	8,300	482,811
PW Eagle, Inc. (a)	5,500	165,055
Simpson Manufacturing Co., Inc. (a)	17,200	464,916
Trex Co., Inc.* (a)	5,900	142,544
Universal Forest Products, Inc.	8,100	397,305

		3,561,598
Commercial Services & Supplies 4.0%
ABM Industries, Inc.	15,900	298,284
Acco Brands Corp.*	17,100	380,646
Administaff, Inc.	8,800	296,560
American Ecology Corp.	8,000	157,920
American Reprographics Co.*	11,240	360,354
AMREP Corp.	1,000	48,870
Banta Corp.	9,200	437,920
Barrett Business Services, Inc.*	1,700	36,499
Bowne & Co., Inc.	15,300	218,484
Brady Corp. "A"	20,700	727,812
Casella Waste Systems, Inc. "A"*	8,600	88,924
CBIZ, Inc.*	23,228	169,564
CDI Corp.	4,600	95,266
Central Parking Corp.	4,233	69,845
Cenveo Inc.*	20,280	381,670
Clean Harbors, Inc.*	6,900	300,495
Coinstar, Inc.*	10,428	300,118
COMSYS IT Partners, Inc.*	7,874	135,354
Consolidated Graphics, Inc.*	6,000	361,020
Cornell Companies, Inc.*	3,100	53,568
CoStar Group, Inc.*	8,000	330,560
CRA International, Inc.*	5,400	257,364
Deluxe Corp.	19,800	338,580
Diamond Management & Technology Consultants, Inc.*	14,000	155,960
Ennis, Inc.	11,400	246,810
Exponent, Inc.*	4,700	78,349
First Advantage Corp. "A"*	4,100	85,526
First Consulting Group, Inc.*	6,600	64,350
FTI Consulting, Inc.*	15,000	375,900
G & K Services, Inc. "A"	7,672	279,491
Geo Group, Inc.*	6,700	283,075
Global Cash Access, Inc.*	12,100	182,589
Healthcare Services Group, Inc.	12,625	317,645
Heidrick & Struggles International, Inc.*	9,144	329,184
Herman Miller, Inc.	30,800	1,053,668
Hudson Highland Group, Inc.*	12,200	119,560
Huron Consulting Group, Inc.*	6,371	249,743

ICT Group, Inc.*	2,000	62,940
IHS, Inc. "A"*	8,400	269,472
IKON Office Solutions, Inc.	48,500	651,840
John H. Harland Co.	12,000	437,400
Kelly Services, Inc. "A"	9,400	257,654
Kenexa Corp.*	8,233	207,636
Kforce, Inc.*	14,900	177,757
Knoll, Inc.	17,556	354,631
Korn/Ferry International*	15,923	333,428
Labor Ready, Inc.*	21,000	334,530
Layne Christensen Co.*	6,100	174,277
LECG Corp.*	8,400	157,584
M&F Worldwide Corp.*	4,800	70,560
McGrath Rentcorp.	8,000	204,800
Mine Safety Appliances Co.	11,600	413,424
Mobile Mini, Inc.*	16,548	470,129
Navigant Consulting, Inc.*	18,175	364,591
NCO Group, Inc.*	15,011	393,588
On Assignment, Inc.*	8,600	84,366
PeopleSupport, Inc.*	10,300	190,550
PHH Corp.*	25,000	685,000
Pike Electric Corp.*	5,208	77,599
Resources Connection, Inc.*	22,900	613,491
Rollins, Inc.	12,375	261,236
Schawk, Inc.	7,400	134,828
School Specialty, Inc.*	11,800	416,422
Sirva, Inc.*	17,700	47,082
SITEL Corp.*	19,200	57,792
Spherion Corp.*	22,543	161,182
Standard Parking Corp.*	1,400	43,932
Standard Register Co.	4,800	63,360
Synagro Technologies, Inc.	18,500	78,070
Taleo Corp. "A"*	3,816	38,618
Team, Inc.*	4,600	115,276
TeleTech Holdings, Inc.*	14,000	218,820
Tetra Tech, Inc.*	27,616	481,071
The Advisory Board Co.*	7,400	373,848
United Stationers, Inc.*	14,851	690,720
Viad Corp.	8,000	283,280
Volt Information Sciences, Inc.*	4,400	156,420
Waste Connections, Inc.*	18,650	707,021
Waste Industries USA, Inc.	2,000	54,060
Waste Services, Inc.* (a)	9,233	84,390
Watson Wyatt Worldwide, Inc. "A"	16,100	658,812

		21,781,014
Construction & Engineering 0.6%
Comfort Systems USA, Inc.	14,800	169,608
EMCOR Group, Inc.*	12,300	674,532
Granite Construction, Inc.	14,850	792,248
Infrasource Services, Inc.*	9,657	169,480
Insituform Technologies, Inc. "A"*	12,590	305,685
Integrated Electrical Services, Inc.* (a)	4,300	67,983
Perini Corp.*	7,800	162,864
Sterling Construction Co., Inc.*	4,100	82,246
Washington Group International, Inc.*	13,500	794,610

		3,219,256
Electrical Equipment 1.6%
A.O. Smith Corp.	7,660	302,034
Acuity Brands, Inc.	19,431	882,167
American Superconductor Corp.* (a)	14,900	137,974
Baldor Electric Co.	12,697	391,449
Belden CDT, Inc.	18,338	701,062
Capstone Turbine Corp.* (a)	36,200	51,042
China BAK Battery, Inc.* (a)	11,300	75,936
Encore Wire Corp.* (a)	8,850	312,317
Energy Conversion Devices, Inc.* (a)	15,209	563,341
EnerSys*	17,500	280,700
Evergreen Solar, Inc.*	25,700	213,310
Franklin Electric Co., Inc.	9,900	526,086
FuelCell Energy, Inc.* (a)	22,400	170,464
General Cable Corp.*	20,350	777,573
Genlyte Group, Inc.*	11,400	811,680
GrafTech International Ltd.*	36,998	216,068
II-VI, Inc.*	9,400	234,248
Lamson & Sessions Co.* (a)	7,100	169,122
LSI Industries, Inc.	9,575	155,594
Medis Technologies Ltd.* (a)	10,365	256,119
Plug Power, Inc.* (a)	39,271	159,833
Powell Industries, Inc.*	2,100	46,473
Power-One, Inc.*	24,200	175,208
Regal-Beloit Corp.	11,700	508,950
Superior Essex, Inc.*	9,840	337,020
Vicor Corp.	6,174	71,248
Woodward Governor Co.	11,300	379,002

		8,906,020
Industrial Conglomerates 0.1%
Raven Industries, Inc.	7,100	213,071
Sequa Corp. "A"*	2,400	225,264
Standex International Corp.	3,800	105,944
Tredegar Corp.	12,155	203,475

		747,754
Machinery 2.4%
3D Systems Corp.* (a)	3,700	67,858
Accuride Corp.*	7,066	77,797
Actuant Corp. "A"	12,700	636,270
Albany International Corp. "A"	10,952	348,493
American Railcar Industries, Inc.	4,500	130,995
American Science & Engineering, Inc.* (a)	4,300	208,636
Ampco-Pittsburgh Corp.	4,400	136,092
Astec Industries, Inc.*	6,860	173,215
ASV, Inc.* (a)	10,400	155,064
Badger Meter, Inc. (a)	4,512	113,657
Barnes Group, Inc.	17,400	305,544
Basin Water, Inc.*	4,600	37,674
Blount International, Inc.*	13,600	136,272
Briggs & Stratton Corp.	19,600	539,980
Bucyrus International, Inc. "A"	12,550	532,371
Cascade Corp.	5,200	237,380
CIRCOR International, Inc.	5,200	158,860

Clarcor, Inc.	24,700	753,103
Columbus McKinnon Corp.*	8,100	146,043
Commercial Vehicle Group, Inc.*	7,375	142,042
Dynamic Materials Corp.	5,800	188,036
EnPro Industries, Inc.*	8,200	246,492
ESCO Technologies, Inc.*	9,734	448,153
Federal Signal Corp.	20,630	314,607
Flanders Corp.*	7,900	67,624
Flow International Corp.*	19,200	249,024
Freightcar America, Inc.	4,800	254,400
Gehl Co.*	5,715	153,048
Gorman-Rupp Co.	2,550	83,385
Greenbrier Companies, Inc.	5,400	156,654
Kadant, Inc.*	6,680	164,061
Kaydon Corp.	12,690	469,784
L.B. Foster Co. "A"*	4,900	78,890
Lindsay Manufacturing Co.	5,750	165,312
Middleby Corp.*	3,000	231,180
Miller Industries, Inc.*	3,000	54,810
Mueller Industries, Inc. (a)	17,200	604,924
Mueller Water Products, Inc. "A"*	14,700	214,767
NACCO Industries, Inc. "A"	2,125	288,809
Navistar International Corp.*	24,100	622,262
Nordson Corp.	13,600	542,096
RBC Bearings, Inc.*	9,345	225,682
Robbins & Myers, Inc.	6,400	197,888
Tecumseh Products Co. "A"*	9,741	148,161
Tennant Co.	7,800	189,852
Titan International, Inc. (a)	7,400	133,792
TurboChef Technologies, Inc.* (a)	3,800	52,820
Valmont Industries, Inc.	8,200	428,450
Wabash National Corp.	14,500	198,505
Wabtec Corp.	19,771	536,387
Watts Water Technologies, Inc. "A"	11,580	367,781

		13,114,982
Marine 0.2%
American Commercial Lines, Inc.*	12,700	755,015
Horizon Lines, Inc. "A"	4,064	67,869

		822,884
Road & Rail 1.0%
AMERCO*	4,800	355,920
Arkansas Best Corp.	11,889	511,584
Celadon Group, Inc.*	11,600	193,024
Dollar Thrifty Automotive Group, Inc.*	10,700	476,899
Florida East Coast Industries, Inc.	16,200	924,696
Genesee & Wyoming, Inc.*	13,900	322,758
Heartland Express, Inc.	23,781	372,886
Knight Transportation, Inc.	21,492	364,289
Marten Transport Ltd.*	7,400	126,466
Old Dominion Freight Line, Inc.*	13,350	400,900
P.A.M. Transportation Services, Inc.*	1,226	30,724
Patriot Transportation Holding, Inc.*	300	22,668
RailAmerica, Inc.*	19,800	216,216
Saia, Inc.*	7,849	255,877
Universal Truckload Services, Inc.*	3,310	85,961

US Xpress Enterprises, Inc. "A"*	5,400	125,010
USA Truck, Inc.*	4,300	81,915
Werner Enterprises, Inc.	25,400	475,234

		5,343,027
Trading Companies & Distributors 0.7%
Applied Industrial Technologies, Inc.	19,750	481,900
Beacon Roofing Supply, Inc.*	20,708	419,130
BlueLinx Holdings, Inc.	6,130	58,358
Electro Rent Corp.*	5,900	100,359
H&E Equipment Services, Inc.*	6,100	148,779
Interline Brands, Inc.*	9,900	244,332
Kaman Corp.	11,000	198,110
Lawson Products, Inc.	1,000	41,920
NuCo2, Inc.*	7,400	199,060
Rush Enterprises, Inc. "A"*	11,000	183,480
TAL International Group, Inc.	5,600	118,776
TransDigm Group, Inc.*	3,490	85,226
UAP Holding Corp.	24,400	521,428
Watsco, Inc.	12,253	563,760
Williams Scotsman International, Inc.*	14,600	311,856

		3,676,474
Transportation Infrastructure 0.0%
Interpool, Inc.	3,511	78,857
Star Maritime Acquisition Corp.*	7,800	74,958

		153,815
Information Technology 18.3%
Communications Equipment 2.7%
3Com Corp.*	175,800	775,278
ADTRAN, Inc.	31,200	743,808
Anaren, Inc.*	8,470	178,463
Andrew Corp.*	72,000	664,560
Arris Group, Inc.*	41,800	479,028
Avanex Corp.*	80,700	139,611
Avocent Corp.*	22,600	680,712
Bel Fuse, Inc. "B"	3,535	113,438
Black Box Corp.	8,874	345,376
Blue Coat Systems, Inc.*	7,700	138,677
Bookham, Inc.* (a)	32,000	103,040
C-COR, Inc.*	17,966	154,148
Carrier Access Corp.*	6,600	46,860
CommScope, Inc.*	23,100	759,066
Comtech Group, Inc.* (a)	9,100	136,227
Comtech Telecommunications Corp.*	10,850	363,258
Digi International, Inc.*	10,500	141,750
Ditech Networks, Inc.*	15,800	121,818
Dycom Industries, Inc.*	14,866	319,619
EMS Technologies, Inc.*	4,800	90,144
Extreme Networks, Inc.*	59,800	217,074
Finisar Corp.* (a)	87,900	319,077
Foundry Networks, Inc.*	58,300	766,645
Harmonic, Inc.*	35,100	257,985
Inter-Tel, Inc.	9,890	213,624
InterDigital Communications Corp.*	23,900	814,990
Ixia*	15,500	138,105

Loral Space & Communications, Inc.*	3,700	97,384
MasTec, Inc.*	14,900	164,943
MRV Communications, Inc.* (a)	58,034	160,174
NETGEAR, Inc.*	15,800	325,322
Oplink Communications, Inc.*	8,971	179,241
Optical Communication Products, Inc. "A"*	7,400	14,578
Packeteer, Inc.*	18,200	156,702
ParkerVision, Inc.* (a)	6,000	43,620
Pegasus Wireless Corp.* (a)	20,400	12,444
Plantronics, Inc.	18,600	326,058
Polycom, Inc.*	38,900	954,217
Powerwave Technologies, Inc.*	43,400	329,840
Radyne Corp.*	8,800	107,712
Redback Networks, Inc.*	21,600	299,808
SafeNet, Inc.*	13,073	237,798
Sirenza Microdevices, Inc.*	12,900	101,910
Sonus Networks, Inc.* (a)	98,800	519,688
Stratex Networks, Inc.*	42,200	187,368
Sycamore Networks, Inc.*	82,200	310,716
Symmetricom, Inc.*	22,500	181,575
Tekelec*	28,100	364,176
UTStarcom, Inc.* (a)	57,000	505,590
ViaSat, Inc.*	9,000	225,720
Zhone Technologies, Inc.*	36,285	38,825

		15,067,790
Computers & Peripherals 1.3%
Adaptec, Inc.*	45,900	202,419
Avid Technology, Inc.*	16,400	597,288
Brocade Communications Systems, Inc.*	107,800	761,068
Eletronics for Imaging, Inc.*	26,900	615,472
Emulex Corp.*	32,800	595,976
Gateway, Inc.*	89,792	169,707
Hutchinson Technology, Inc.*	12,700	267,081
Hypercom Corp.*	24,300	164,754
Imation Corp.	13,300	533,995
Intermec, Inc.*	19,900	524,564
Komag, Inc.*	11,900	380,324
McDATA Corp. "A"*	72,900	366,687
Mobility Electronics, Inc.* (a)	13,500	75,060
Neoware, Inc.*	10,800	146,772
Novatel Wireless, Inc.*	15,100	145,413
Palm, Inc.*	36,209	527,203
Presstek, Inc.* (a)	12,800	68,992
Quantum Corp.*	69,200	150,856
Rackable Systems, Inc.*	10,800	295,596
Stratasys, Inc.* (a)	4,950	130,729
Synaptics, Inc.*	10,300	251,011

		6,970,967
Electronic Equipment & Instruments 2.6%
Acacia Research - Acacia Technologies*	14,200	161,170
Aeroflex, Inc.*	28,250	290,410
Agilysys, Inc.	11,268	158,203
Anixter International, Inc.*	13,000	734,110
Benchmark Electronics, Inc.*	24,848	667,914
Brightpoint, Inc.*	21,030	299,047

CalAmp Corp.*	7,700	46,893
Checkpoint Systems, Inc.*	14,600	241,046
Cogent, Inc.* (a)	16,300	223,799
Cognex Corp.	22,100	558,246
Coherenet, Inc.*	14,774	512,067
Color Kinetics, Inc.*	7,052	119,743
CTS Corp.	12,590	173,490
Daktronics, Inc.	17,800	368,282
DTS, Inc.*	6,800	144,024
Echelon Corp.* (a)	10,100	83,022
Electro Scientific Industries, Inc.*	13,556	279,254
Excel Technology, Inc.*	6,135	181,535
FLIR Systems, Inc.*	27,500	746,900
Gerber Scientific, Inc.*	7,200	107,856
Global Imaging Systems, Inc.*	25,800	569,406
I.D. Systems, Inc.* (a)	6,800	160,684
Insight Enterprises, Inc.*	20,962	432,027
International DisplayWorks, Inc.*	21,500	136,955
Itron, Inc.*	9,900	552,420
KEMET Corp.*	32,800	264,696
L-1 Identity Solutions, Inc.*	28,560	372,708
Littlefuse, Inc.*	11,286	391,624
LoJack Corp.*	9,900	193,941
Maxwell Technologies, Inc.* (a)	8,400	170,856
Measurement Specialties, Inc.*	4,611	85,995
Mercury Computer Systems, Inc.*	10,322	122,316
Methode Electronics, Inc. "A"	12,428	118,190
Metrologic Instruments, Inc.*	7,400	134,384
MTS Systems Corp.	8,100	261,954
Multi-Fineline Electronix, Inc.* (a)	2,900	73,573
Newport Corp.*	16,900	275,470
OSI Systems, Inc.*	7,600	148,960
OYO Geospace Corp.*	2,400	136,200
Park Electrochemical Corp.	10,687	338,564
Paxar Corp.*	14,750	294,705
Photon Dynamics, Inc.*	9,941	131,917
Plexus Corp.*	18,424	353,741
RadiSys Corp.*	8,974	190,697
RAE Systems, Inc.* (a)	19,400	59,170
Rofin-Sinar Technologies, Inc.*	7,400	449,698
Rogers Corp.*	6,800	419,900
Scansource, Inc.*	11,400	345,762
SunPower Corp. "A"* (a)	5,400	149,796
SYNNEX Corp.*	6,286	144,641
Technitrol, Inc.	17,800	531,330
TTM Technologies, Inc.*	20,800	243,360
Universal Display Corp.* (a)	7,815	86,199
X-Rite, Inc.	7,400	79,476
Zygo Corp.*	6,200	79,050

		14,597,376
Internet Software & Services 2.4%
24/7 Real Media, Inc.*	23,900	204,106
Access Integrated Technologies, Inc. "A"* (a)	3,800	35,986
aQuantive, Inc.*	30,800	727,496
Ariba, Inc.*	28,121	210,626

Art Technology Group, Inc.*	49,100	125,696
Bankrate, Inc.* (a)	5,300	140,768
Chordiant Software, Inc.*	27,200	83,504
Click Commerce, Inc.* (a)	5,800	131,196
CMGI, Inc.*	174,500	184,970
CNET Networks, Inc.*	67,800	649,524
CyberSource Corp.*	14,800	175,084
DealerTrack Holdings, Inc.*	4,400	97,284
Digital Insight Corp.*	16,222	475,629
Digital River, Inc.*	16,000	817,920
Digitas, Inc.*	42,100	405,002
EarthLink, Inc.*	61,400	446,378
eCollege.com, Inc.*	7,800	124,722
Equinix, Inc.*	11,200	673,120
InfoSpace, Inc.*	11,700	215,748
Internap Network Services Corp.*	11,230	170,921
Internet Capital Group, Inc.*	18,400	173,880
Interwoven, Inc.*	17,750	195,782
iPass, Inc.*	29,600	138,528
j2 Global Communications, Inc.*	19,300	524,381
Jupitermedia Corp.*	10,800	93,528
Liquidity Services, Inc.*	5,700	88,863
Marchex, Inc. "B"* (a)	9,800	150,332
NetRatings, Inc.*	3,900	55,497
NIC, Inc.*	18,400	94,760
Online Resources Corp.*	11,300	138,425
Openwave Systems, Inc.* (a)	36,666	343,194
Perficient, Inc.*	8,500	133,280
RealNetworks, Inc.*	45,700	484,877
S1 Corp.*	34,100	157,201
SAVVIS, Inc.*	13,600	387,600
Sohu.com, Inc.*	9,800	215,796
SonicWALL, Inc.*	31,400	342,888
Stellent, Inc.	10,200	110,568
Terremark Worldwide, Inc.* (a)	12,092	67,111
The Knot, Inc.*	8,000	177,040
TheStreet.com, Inc.	10,200	108,528
Travelzoo, Inc.*	2,100	60,522
United Online, Inc.	28,650	348,957
ValueClick, Inc.*	40,700	754,578
Vignette Corp.*	14,040	190,101
WebEx Communications, Inc.*	16,400	639,928
webMethods, Inc.*	26,900	205,785
Websense, Inc.*	18,400	397,624
WebSideStory, Inc.* (a)	8,400	110,964

		12,986,198
IT Services 1.8%
BearingPoint, Inc.*	72,400	569,064
CACI International, Inc. "A"*	11,800	649,118
Cass Information Systems, Inc.	1,500	49,665
CIBER, Inc.*	21,147	140,205
Covansys Corp.*	11,300	193,682
CSG Systems International, Inc.*	22,300	589,389
eFunds Corp.*	17,800	430,404
Euronet Worldwide, Inc.* (a)	16,000	392,800

Forrester Research, Inc.*	7,700	202,587
Gartner, Inc. "A"*	23,585	414,860
Gevity HR, Inc.	11,700	266,526
Heartland Payment Systems, Inc. (a)	4,660	121,160
iGATE Corp.*	6,388	31,557
Infocrossing, Inc.* (a)	8,800	118,008
infoUSA, Inc.	14,600	121,180
Integral Systems, Inc.	3,590	112,223
Kanbay International, Inc.*	12,000	246,720
Keane, Inc.*	18,700	269,467
Lightbridge, Inc.*	12,404	145,375
Lionbridge Technologies, Inc.*	27,300	208,299
ManTech International Corp. "A"*	6,200	204,662
MAXIMUS, Inc.	10,700	279,270
MPS Group, Inc.*	43,872	662,906
Ness Technologies, Inc.*	9,000	120,150
Perot Systems Corp. "A"*	32,500	448,175
RightNow Technologies, Inc.*	6,400	99,904
Safeguard Scientifics, Inc.*	41,500	81,340
Sapient Corp.*	30,000	163,500
SI International, Inc.*	5,000	159,900
SRA International, Inc. "A"*	14,500	435,870
StarTek, Inc.	6,125	76,379
Sykes Enterprises, Inc.*	14,700	299,145
Syntel, Inc.	2,300	52,095
TALX Corp.	13,312	326,410
The BISYS Group, Inc.*	46,800	508,248
TNS, Inc.*	8,800	132,528
Tyler Technologies, Inc.*	14,900	192,657
Wright Express Corp.*	16,700	401,802

		9,917,230
Semiconductors & Semiconductor Equipment 3.7%
Actel Corp.*	12,668	196,987
ADE Corp.*	5,600	179,312
Advanced Analogic Technologies, Inc.*	12,854	70,568
Advanced Energy Industries, Inc.*	12,706	216,510
AMIS Holdings, Inc.*	15,500	147,095
Amkor Technology, Inc.*	40,000	206,400
ANADIGICS, Inc.* (a)	24,600	176,136
Applied Micro Circuits Corp.*	112,300	324,547
Asyst Technologies, Inc.*	24,100	162,916
Atheros Communications* (a)	20,100	364,413
ATMI, Inc.*	15,606	453,666
Axcelis Technologies, Inc.*	48,900	345,234
Brooks Automation, Inc.*	35,396	461,918
Cabot Microelectronics Corp.*	12,000	345,840
Cirrus Logic, Inc.*	33,200	242,028
Cohu, Inc.	11,183	199,393
Conexant Systems, Inc.*	187,600	375,200
Credence Systems Corp.*	54,280	154,698
Cymer, Inc.*	15,200	667,432
Diodes, Inc.*	9,500	410,115
DSP Group, Inc.*	14,000	319,900
Eagle Test Systems, Inc.*	4,300	71,036
EMCORE Corp.*	22,100	130,832

Entegris, Inc.*	64,985	708,986
Exar Corp.*	15,082	200,440
FEI Co.* (a)	11,902	251,251
FormFactor, Inc.*	19,400	817,322
Genesis Microchip, Inc.* (a)	17,300	203,621
Hittite Microwave Corp.*	4,599	204,655
Ikanos Communications, Inc.*	7,044	82,908
Intevac, Inc.*	10,100	169,680
IXYS Corp.*	10,500	88,095
Kopin Corp.*	35,100	117,585
Kulicke & Soffa Industries, Inc.*	28,800	254,592
Lattice Semiconductor Corp.*	55,700	379,874
LTX Corp.*	31,474	157,685
Mattson Technology, Inc.*	25,700	213,310
Micrel, Inc.*	27,500	263,725
Microsemi Corp.*	27,488	518,149
Microtune, Inc.*	24,700	120,042
Mindspeed Technologies, Inc.* (a)	38,800	67,124
MIPS Technologies, Inc.*	20,100	135,675
MKS Instruments, Inc.*	18,100	367,611
Monolithic Power Systems, Inc.*	8,600	81,356
MoSys, Inc.*	7,000	47,110
Netlogic Microsystems, Inc.*	5,900	149,683
OmniVision Technologies, Inc.*	20,500	292,535
ON Semiconductor Corp.*	65,500	385,140
PDF Solutions, Inc.*	9,100	99,736
Pericom Semiconductor Corp.*	12,900	125,775
Photronics, Inc.*	15,168	214,324
PLX Technology, Inc.*	12,500	129,625
PortalPlayer, Inc.* (a)	13,100	147,768
RF Micro Devices, Inc.*	74,500	564,710
Rudolph Technologies, Inc.*	12,902	236,494
Semitool, Inc.*	10,800	111,672
Semtech Corp.*	34,400	438,944
Sigma Designs, Inc.* (a)	13,300	198,835
Silicon Image, Inc.*	37,600	478,272
Silicon Storage Technology, Inc.*	41,800	172,216
SiRF Technology Holdings, Inc.* (a)	20,100	482,199
Skyworks Solutions, Inc.*	61,700	320,223
Standard Microsystems Corp.*	10,161	288,776
Supertex, Inc.*	6,248	242,860
Tessera Technologies, Inc.*	17,700	615,606
Transmeta Corp.*	86,400	99,360
TranSwitch Corp.*	59,800	84,318
Trident Microsystems, Inc.*	22,100	514,046
TriQuint Semiconductor, Inc.*	67,778	352,446
Ultratech, Inc.*	12,828	170,869
Varian Semiconductor Equipment Associates, Inc.*	22,309	818,740
Veeco Instruments, Inc.*	12,800	257,920
Virage Logic Corp.*	6,800	61,948
Volterra Semiconductor Corp.* (a)	8,600	139,750
Zoran Corp.*	18,565	298,525

		20,166,287
Software 3.8%
Actuate Corp.*	19,200	84,864

Advent Software, Inc.*	9,700	351,237
Agile Software Corp.*	28,000	182,840
Altiris, Inc.*	12,000	253,080
Ansoft Corp.*	7,200	179,352
ANSYS, Inc.*	15,100	667,118
Aspen Technology, Inc.*	21,596	235,828
Blackbaud, Inc.	16,482	362,439
Blackboard, Inc.*	12,000	318,000
Borland Software Corp.*	28,429	162,898
Bottomline Technologies, Inc.*	10,500	102,480
Concur Technologies, Inc.*	15,000	218,250
Convera Corp. "A"* (a)	9,500	50,255
Epicor Software Corp.*	24,600	322,506
EPIQ Systems, Inc.*	7,900	116,209
eSPEED, Inc. "A"*	10,800	99,360
FalconStor Software, Inc.* (a)	12,283	94,456
FileNET Corp.*	19,528	680,160
Hyperion Solutions Corp.*	23,000	793,040
i2 Technologies, Inc.* (a)	8,200	153,586
Informatica Corp.*	33,100	449,829
Intergraph Corp.*	13,874	594,917
Internet Security Systems, Inc.*	15,200	421,952
Intervoice, Inc.*	17,800	112,852
Jack Henry & Associates, Inc.	36,300	790,251
JDA Software Group, Inc.*	13,682	210,977
Kronos, Inc.*	14,921	508,657
Lawson Software, Inc.*	47,200	342,200
Macrovision Corp.*	24,400	578,036
Magma Design Automation, Inc.*	14,700	133,770
Manhattan Associates, Inc.*	12,800	308,992
MapInfo Corp.*	6,900	88,527
Mentor Graphics Corp.*	37,200	523,776
MICROS Systems, Inc.*	17,766	869,113
MicroStrategy, Inc., "A"*	4,000	407,320
Midway Games, Inc.* (a)	12,659	111,146
MRO Software, Inc.*	10,220	262,348
Net 1 UEPS Technologies, Inc.* (a)	19,400	443,484
NetScout Systems, Inc.*	8,400	54,516
Nuance Communications, Inc.*	49,836	407,160
Open Solutions, Inc.*	9,300	267,933
OPNET Technologies, Inc.*	4,000	52,440
Opsware, Inc.*	30,900	278,409
Parametric Technology Corp.*	50,800	886,968
Pegasystems, Inc.	4,100	35,793
Progress Software Corp.*	19,594	509,444
QAD, Inc.	5,000	40,400
Quality Systems, Inc.	6,100	236,619
Quest Software, Inc.*	27,500	392,700
Radiant Systems, Inc.*	12,400	149,792
Renaissance Learning, Inc. (a)	2,800	40,068
Secure Computing Corp.*	22,837	144,558
Smith Micro Software, Inc.*	10,000	143,800
Sonic Solutions*	10,700	163,068
SPSS, Inc.*	9,900	246,807
Sybase, Inc.*	34,900	845,976

Take-Two Interactive Software, Inc.* (a)	27,200	387,872
THQ, Inc.*	24,545	715,978
TIBCO Software, Inc.*	83,100	746,238
Transaction Systems Architects, Inc. "A"*	15,806	542,462
Ulticom, Inc.*	3,900	40,599
Ultimate Software Group, Inc.*	12,400	291,772
VA Software Corp.*	22,000	88,440
VASCO Data Security International, Inc.*	13,300	137,788
Verint Systems, Inc.*	4,900	147,245
Wind River Systems, Inc.*	35,100	375,921
Witness Systems, Inc.*	12,500	219,125

		21,175,996
Materials 4.1%
Chemicals 1.5%
A. Schulman, Inc.	13,400	315,034
American Vanguard Corp. (a)	5,933	83,062
Arch Chemicals, Inc.	10,888	309,764
Balchem Corp.	3,400	67,286
Calgon Carbon Corp.* (a)	18,900	83,538
CF Industries Holdings, Inc.	20,100	343,107
Ferro Corp.	15,432	274,381
Georgia Gulf Corp.	12,447	341,297
H.B. Fuller Co.	27,296	639,818
Hercules, Inc.*	51,300	809,001
Innospec, Inc.	4,700	139,590
Koppers Holdings, Inc.	5,700	108,129
Kronos Worldwide, Inc.	1,519	43,732
Macdermid, Inc.	10,303	336,084
Minerals Technologies, Inc.	9,968	532,291
NewMarket Corp.	7,000	407,120
NL Industries, Inc.	2,732	27,156
Olin Corp.	30,254	464,701
OM Group, Inc.*	11,200	492,128
Omnova Solutions, Inc.*	13,300	55,594
Pioneer Companies, Inc.*	5,600	137,256
PolyOne Corp.*	34,762	289,568
Rockwood Holdings, Inc.*	12,887	257,482
Sensient Technologies Corp.	17,033	333,336
Spartech Corp.	14,800	396,196
Stepan Co.	1,500	43,845
Symyx Technologies, Inc.*	12,570	266,358
Terra Industries, Inc.* (a)	35,400	272,934
Tronox, Inc. "B"	18,400	234,968
W.R. Grace & Co.* (a)	25,500	338,130
Zoltek Companies, Inc.* (a)	6,900	176,295

		8,619,181
Construction Materials 0.2%
Headwaters, Inc.*	16,300	380,605
Texas Industries, Inc.	8,847	460,575
US Concrete, Inc.*	18,700	121,737

		962,917
Containers & Packaging 0.5%
AEP Industries, Inc.*	4,100	171,995
AptarGroup, Inc.	14,500	737,760

Caraustar Industries, Inc.*	12,661	100,908
Chesapeake Corp.	10,533	150,727
Graphic Packaging Corp.*	26,400	96,624
Greif, Inc. "A"	7,800	624,858
Myers Industries, Inc.	9,059	154,003
Rock-Tenn Co. "A"	14,500	287,100
Silgan Holdings, Inc.	10,500	394,380

		2,718,355
Metals & Mining 1.6%
A.M. Castle & Co.	3,400	91,256
AK Steel Holding Corp.*	43,800	531,732
Aleris International, Inc.*	12,494	631,447
AMCOL International Corp.	10,150	252,836
Brush Engineered Materials, Inc.*	10,000	248,700
Century Aluminum Co.*	10,800	363,420
Chaparral Steel Co.*	20,294	691,214
Cleveland-Cliffs, Inc. (a)	17,500	666,925
Coeur d'Alene Mines Corp.*	111,300	524,223
Compass Minerals International, Inc.	14,200	402,002
Gibraltar Industries, Inc.	10,350	229,563
Hecla Mining Co.*	48,200	276,668
Metal Management, Inc.	12,900	359,136
NN, Inc.	6,000	70,980
Olympic Steel, Inc.	4,900	121,814
Oregon Steel Mills, Inc.*	14,200	693,954
Quanex Corp.	14,675	445,386
Royal Gold, Inc. (a)	9,700	263,161
RTI International Metals, Inc.*	8,800	383,504
Ryerson, Inc.	12,388	271,173
Schnitzer Steel Industries, Inc. "A"	10,150	320,131
Steel Technologies, Inc.	6,700	131,521
Stillwater Mining Co.*	14,625	122,850
Wheeling-Pittsburgh Corp.*	5,800	99,238
Worthington Industries, Inc.	33,000	562,980

		8,755,814
Paper & Forest Products 0.3%
Bowater, Inc.	21,400	440,198
Buckeye Technologies, Inc.*	11,898	101,133
Deltic Timber Corp.	3,500	166,810
Glatfelter	20,608	279,239
Mercer International, Inc. (SBI)*	7,912	74,689
Neenah Paper, Inc.	7,500	256,725
Schweitzer-Mauduit International, Inc.	4,600	87,308
Wausau Paper Corp.	17,180	231,930

		1,638,032
Telecommunication Services 1.4%
Diversified Telecommunication Services 1.0%
Alaska Communications Systems Group, Inc.	14,600	193,742
Broadwing Corp.*	29,430	371,407
Cbeyond, Inc.* (a)	8,800	241,560
Cincinnati Bell, Inc.*	113,800	548,516
Cogent Communications Group, Inc.*	9,900	114,741
Commonwealth Telephone Enterprises, Inc.	11,516	474,805
Consolidated Communications Holdings, Inc.	7,930	148,370

Covad Communications Group, Inc.* (a)	113,200	168,668
CT Communications, Inc.	10,500	228,060
Eschelon Telecom, Inc.*	2,400	40,776
FairPoint Communications, Inc.	13,390	232,986
General Communication, Inc. "A"*	23,200	287,448
Golden Telecom, Inc.	7,761	234,770
IDT Corp. "B"*	19,700	284,074
Iowa Telecommunications Services, Inc.	12,500	247,375
North Pittsburgh Systems, Inc.	5,000	125,850
NTELOS Holdings Corp.*	9,000	114,930
Premiere Global Services, Inc.*	26,448	229,569
Shenandoah Telecommunications Co.	2,524	109,718
Surewest Communications	5,000	97,350
TALK America Holdings, Inc.*	16,633	158,013
Time Warner Telecom, Inc. "A"*	50,800	965,708
Vonage Holdings Corp.* (a)	18,300	125,904

		5,744,340
Wireless Telecommunication Services 0.4%
@Road, Inc.*	34,070	198,969
Centennial Communications Corp.	6,500	34,645
Dobson Communications Corp. "A"*	57,900	406,458
FiberTower Corp.* (a)	50,000	472,500
InPhonic, Inc.* (a)	10,700	84,744
iPCS, Inc.*	8,100	433,755
Syniverse Holdings, Inc.*	8,120	121,800
USA Mobility, Inc.	10,464	238,998
Wireless Facilities, Inc.*	28,400	60,776

		2,052,645
Utilities 2.9%
Electric Utilities 1.1%
ALLETE, Inc.	12,800	556,160
Cleco Corp.	23,160	584,558
Duquesne Light Holdings, Inc.	37,600	739,216
El Paso Electric Co.*	20,100	449,034
Empire District Electric Co.	10,700	239,466
IDACORP, Inc.	19,100	722,171
ITC Holdings Corp.	4,400	137,280
MGE Energy, Inc.	6,800	220,184
Otter Tail Corp.	10,600	309,944
Portland General Electric Co.	12,600	307,566
UIL Holdings Corp.	9,833	368,738
Unisource Energy Corp.	12,600	419,958
Westar Energy, Inc.	41,200	968,612

		6,022,887
Gas Utilities 1.0%
Cascade Natural Gas Corp.	4,400	114,796
EnergySouth, Inc.	1,100	37,125
New Jersey Resources Corp.	14,050	692,665
Nicor, Inc. (a)	18,800	803,888
Northwest Natural Gas Co.	11,107	436,283
Peoples Energy Corp.	18,982	771,618
Piedmont Natural Gas Co., Inc. (a)	31,200	789,672
South Jersey Industries, Inc.	14,400	430,704
Southwest Gas Corp.	20,112	670,132

The Laclede Group, Inc.	7,100	227,768
WGL Holdings, Inc.	21,900	686,346

5,660,997
Independent Power Producers & Energy Traders 0.1%
Black Hills Corp.	14,900	500,789
Ormat Technologies, Inc.	4,100	134,152

634,941
Multi-Utilities 0.5%
Aquila, Inc.*	153,900	666,387
Avista Corp.	22,971	543,953
CH Energy Group, Inc.	6,300	324,261
NorthWestern Corp.	17,700	619,146
PNM Resources, Inc.	26,100	719,577

2,873,324
Water Utilities 0.2%
American States Water Co.	6,400	244,800
California Water Service Group	6,000	221,580
SJW Corp.	4,700	140,577
Southwest Water Co. (a)	11,125	136,059

743,016

Total Common Stocks (Cost $473,402,886)	538,830,171
Warrants 0.0%
Industrials
Pegasus Wireless Corp.* (Cost $0)	2,040	0
Principal Amount ($)	Value ($)

US Treasury Obligations 0.2%
US Treasury Bill, 4.85%**, 2/22/07 (b) (Cost $886,224)	905,000	887,691
Shares	Value ($)

Closed End Investment Companies 0.0%
Gladstone Investment Corp.	6,793	99,178
Technology Investment Capital Corp.	7,800	114,114

Total Closed End Investment Companies (Cost $217,595)	213,292
Securities Lending Collateral 7.6%
Daily Assets Fund Institutional, 5.31% (c) (d) (Cost $41,523,155)	41,523,155	41,523,155
Cash Equivalents 2.2%
Cash Management QP Trust, 5.34% (e) (Cost $12,174,205)	12,174,205	12,174,205
% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 528,204,065)	107.9	593,628,514
Other Assets and Liabilities, Net	(7.9)	(43,366,633)

Net Assets	100.0	550,261,881

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2006 amounted to $40,054,636 which is 7.3% of net assets.
(b)	At September 30, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open future contracts.
(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.
(e)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
At September 30, 2006, open future contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

Russell E Mini 2000 Index	12/15/2006	176	12,636,994	12,884,960	247,966

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 November 21, 2006